485BPOS
   As filed with the Securities and Exchange Commission on, February 28, 2003

                            REGISTRATION NO. 33-6867
                    INVESTMENT COMPANY ACT FILE NO. 811-4665
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                      ----

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

                                      ----

     Pre-Effective Amendment No. _____                                     / /

                                      ----

     Post-Effective Amendment No. 40                                       /X/

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

                                      ----

                                Amendment No. 40

                     COMMONWEALTH INTERNATIONAL SERIES TRUST
           (formerly known as the Capstone International Series Trust)

                5847 San Felipe, Suite 850, Houston, Texas 77057
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: 1-713-781-7193

                           Mitchell J. Rabil, Esquire
                            C. Richard Ropka, Esquire
                              Rabil & Ropka, L.L.C.
                            1010 Kings Highway South
                               Building 2, Suite B
                          Cherry Hill, New Jersey 08034
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b).
/X/  on February 28, 2003 pursuant to paragraph (b).
/ /  60 days after filing pursuant to paragraph (a)(i).
/ /  on (date) pursuant to paragraph (a)(i).
/ /  75 days after filing pursuant to paragraph (a)(ii).
/ /  on ________________ pursuant to paragraph (a)(ii) of Rule 485

                     COMMONWEALTH INTERNATIONAL SERIES TRUST

                         POST-EFFECTIVE AMENDMENT NO. 40

                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 40 to Registrant's Registration Statement No. 33-6867/811-4665 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

     Prospectus for Commonwealth Japan Fund (formerly known as the Capstone Japan Fund) as contained in Post-Effective Amendment No. 39 to Registration
Statement No. 33-6867/811-4665 filed on October 15, 2002 is amended and contained herein. Commonwealth Australia/New Zealand Fund (formerly known as the Capstone New Zealand Fund) as contained in Post-Effective Amendment No. 39 to Registration Statement No. 33-6867/811-4665 filed on October 15, 2002 is amended and contained herein. Commonwealth Global Fund as contained in Post-Effective Amendment No. 39 to Registration Statement No. 33-6867/811-4665 filed on October 15, 2002 is amended and contained herein. This Post Effective Amendment combines these three fund prospectuses into one prospectus.

                                     PART B

     Statement of Additional Information for Commonwealth Japan Fund (formerly known as Capstone Japan Fund) as contained in Post-Effective Amendment No. 39 to Registration Statement No. 33-6867/811-4665 filed on October 15, 2002 is amended and contained herein. Statement of Additional Information for Commonwealth Australia/New Zealand Fund (formerly known as Capstone New Zealand Fund) as contained in Post-Effective Amendment No. 39 to Registration Statement
No.33-6768/811111-4665  filed on  October  15,  2002 is  amended  and  contained herein. Statement of Additional Information for Commonwealth Global Fund as contained in Post-Effective Amendment No. 39 to Registration Statement
No.33-6768/811111-4665 filed on October 15, 2002 is amended and contained herein. This Post-Effective Amendment combines these three statements of additional information into one statement.

                                     PART C

                                    Exhibits

                     COMMONWEALTH INTERNATIONAL SERIES TRUST

                                   Including:

                             COMMONWEALTH JAPAN FUND
                     (formerly known as Capstone Japan Fund)

                                       and

                     COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                  (formerly known as Capstone New Zealand Fund)

                                       and

                            COMMONWEALTH GLOBAL FUND

                                   PROSPECTUS

                                February 28, 2003

           THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR
      DISAPPROVE THE INFORMATION IN THIS PROSPECTUS, AND DOES NOT DETERMINE
       WHETHER THIS INFORMATION IS ACCURATE OR COMPLETE. IT IS A CRIMINAL
                           OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS
                                -----------------

THE FUNDS' MAIN INVESTMENT STRATEGIES
-------------------------------------

COMMONWEALTH JAPAN FUND

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND ....................................   1

COMMONWEALTH GLOBAL FUND ...................................................   1

COMMONWEALTH FUNDS GENERALLY ...............................................   1

THE FUNDS PRINCIPAL RISKS
-------------------------

FUNDS' PAST PERFORMANCE ....................................................   4

FUNDS' FEES AND EXPENSES ...................................................   6

GENERAL INFORMATION

ADVISOR FUNDS' .............................................................   7

MANAGER FUNDS' .............................................................   7

PORTFOLIO BUYING AND SELLING FUND SHARES ...................................   7

DIVIDENDS, DISTRIBUTIONS AND TAXES .........................................   2

FINANCIAL HIGHLIGHTS INFORMATION ...........................................  13

HOW TO GET MORE INFORMATION ................................................  14

                      THE FUNDS' MAIN INVESTMENT STRATEGIES
                      -------------------------------------

COMMONWEALTH JAPAN FUND
-----------------------

     The Japan Fund invests primarily in equity securities, including common and preferred stock and securities convertible into common stock, and debt securities of Japanese Issuers. Japanese Issuers include issuers that are organized under Japanese law; issuers that are listed on the Japanese Stock Exchanges; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan, and Japanese central and local government entities.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
---------------------------------------

     The Australia/New Zealand Fund invests primarily in equity securities, including common and preferred stock and securities convertible into common stock, and debt securities of Australia/ New Zealand Issuers. Australian/New
Zealand Issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand Stock Exchanges; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand, and Australian or New Zealand central and local government entities.

COMMONWEALTH GLOBAL FUND
------------------------

     The Global Fund invests in U.S. and foreign equity securities, including common and preferred stock and securities convertible into common stock and debt securities. Although the fund can invest in companies of any size and from any country, it will generally focus on established companies in countries with developed economies.

COMMONWEALTH FUNDS GENERALLY
----------------------------

     The Funds will all seek to provide long-term capital appreciation and current income. In addition to buying securities directly, the Funds may invest in sponsored and un-sponsored American Depository Receipts (ADRs) related to the designated securities. (See below "Principal Risks.") Under normal market conditions, each Fund independent of the other, invests at least 80% of its total assets in the country specifies in its name. (i.e. Japan or Australia / New Zealand). This 80% investment will be compromised of securities of issuers that are organized under particular country's law (i.e. Japanese, Australia/New Zealand), issuers that are listed on the particular Stock Exchanges (i.e. Japanese, Australia, New Zealand); issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in the particular country (i.e. Japanese, Australia or New Zealand), and central and local government entities of the particular country (i.e. Japanese, Australia or New Zealand).

     The Funds also have authority to invest in money market instruments of U.S or foreign issuers. They may invest in instruments issued or backed by U.S. or foreign banks or savings institutions having, at the time of investment, at least $1 billion in total assets. The Funds may invest up to 5% of their assets in interest-bearing savings deposits of commercial or savings banks. For temporary defensive purposes under unusual market conditions, the Funds may invest in these instruments without limit, which can cause the Funds to fail to meet their investment objectives during such periods and lose benefits when the market begins to improve. The Funds may invest in commercial paper rated at least A-2 by S&P, or P-2 by Moody's. The Funds may also lend their portfolio securities. These loans will be fully collateralized at all times. The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts to hedge against fluctuations in exchange rates between the U.S. and foreign currencies.

     In selecting investments for each Fund, the adviser looks primarily at characteristics of the issuer, seeking those with adequate cash flow, reasonable price/earnings ratios and current dividend payments. In determining the appropriate distribution of each Fund's portfolio among debt, equity and particular issuers, the adviser considers such macroeconomic factors as prospects for relative economic growth, inflation trends, government policies, currency relationship trends and the range of investment opportunities available. Portfolio securities that no longer rank favorably in terms of these factors are considered for sale.

     Further, the adviser looks for companies that are industry leaders, have strong finances and management, and appear able to make the most of local, regional and global opportunities. The adviser primarily invests in companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects. The adviser also considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes. The adviser intends to keep each Fund's holdings diversified across industries and as to the Global Fund across geographical areas, although, depending on their outlook, they may increase or reduce each Fund's exposure to a given industry or area.

     Although  the Funds  are  permitted  to use  various  types of  derivatives
(contracts whose value is based on, for example, indices, commodities, currencies, or securities), the portfolio managers don't intend to use them as principal investments and may not use them at all.

     In seeking to reduce downside risk, the adviser will attempt whenever possible to: (i) diversify broadly among companies, industries, and as to the Global Fund across countries and regions; (ii) focus on high quality companies with reasonable valuations; and (iii) as to the Global Fund, generally focus on countries with developed economies. The Adviser will also seek to sell a stock when the it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities to use the Funds, or in the course of adjusting the Fund's emphasis on a given country.

     Each Fund's most recent annual/semiannual report contains information on the Fund's performance, including relevant market conditions, recent investment strategies, as discussed above, and securities holdings. (See back cover on how to obtain such a report.

                           THE FUNDS' PRINCIPAL RISKS
                           --------------------------

     Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate -- at times dramatically -- in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. Despite these risks, stocks have historically out-performed other types of securities over the longer term.

     Investments in fixed income securities also entail risk. The values of these securities will tend to fluctuate inversely with changes in interest rates. Changes in the financial strength of the issuer, or its creditworthiness, can also affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both stock and fixed income securities, also entail, to some extent, the risks of each.

     Investing in securities of foreign issuers involve certain risks that are different from investments in U.S. issuers. The worldwide economy has experienced an economic slowdown in recent years and there can be no assurance about whether and when it will recover. Moreover, attempts to restructure certain aspects of the economy, although designed to help, are uncertain in their effects. Investments in foreign securities involve higher costs. There are also risks due to differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as from fluctuations in currency values. Further, there is often more limited information about foreign issuers and there is the possibility of negative governmental actions and of political and social unrest. The Funds may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in these markets are also generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Also, transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for a Fund to liquidate positions and thereby causing delays in a Fund's receipt of dividend and interest payments.

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its objectives.

     Each Fund's hedging activities, although they are designed to help offset negative movements in the markets for a Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

     ADRs are dollar-denominated depository receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Although ADRs provide a convenient means to invest in non-U.S. securities, these investments involve risks generally similar to investments directly in foreign securities. ADRs may, or may not, be sponsored by the issuer. There are certain risks and costs associated with investments in unsponsored ADR programs. Because the issuer is not involved in establishing the program (such programs are often initiated by broker-dealers), the underlying agreement for payment and service is between the depository and the shareholders. Expenses related to the issuance, cancellation and transfer of the ADRs, as well as costs of custody and dividend payment services may be passed in whole or in part through to shareholders. The availability of regular reports regarding the issuer is also less certain.

     Each Fund's investments will fluctuate in price. This means that Fund share prices will go up and down, and you can lose money. From time to time, the Fund's performance may be better or worse than funds with similar investment policies. Their performance is also likely to differ from that of funds that use different strategies for selecting stocks. Because of their emphasis on investment securities of Foreign Issuers, each Fund should be considered a vehicle for diversification and not as a balanced investment program.

     See also Risk Factors and Investment Policies and Restrictions discussed in the Statement of Additional Information which is incorporated herein by reference and made a part hereof.

                             FUNDS' PAST PERFORMANCE
                             -----------------------

     Each table shows how each Fund has performed on a cumulative basis since its inception. Each table assumes that dividends and distributions paid by the Fund have been reinvested in additional Fund shares. You should remember that past performance does not necessarily indicate how a Fund will perform in the future and that since the Australia/New Zealand Fund's shareholders have just recently approved the Fund's investments in the Australian market, the following tables represent that Fund's performance only in the New

Zealand market for the years ended prior to 2001. Finally, the Global Fund was established on December 14, 2001, but has not yet commenced operations. Accordingly, there has been no past performance by the Global Fund. The Japan Fund and the Australia/New Zealand Fund reflects performance results of the current Adviser's management of the portfolios since August 22, 1997 and November 25, 1991, respectively.

     The following two tables illustrate each Fund's past performance. This information provides some indication of the risks of investing in these Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of the market performance. Further, each Fund's performance is not necessarily an indication of how the Fund will perform in the future.

(Bar Chart to be inserted showing the following data:)

Year-by-year total return as of 12/31 each year (%).

               JAPAN                               AUSTRALIA/NEW ZEALAND
               -----                               ---------------------

     12/31/93          25.31%                    12/31/93          13.99%
     12/31/94          24.27%                    12/31/94          (8.35)%
     12/31/95          (3.21)%                   12/31/95          11.84%
     12/31/96          (16.10)%                  12/31/96          26.37%
     12/31/97          (24.55)%                  12/31/97          (23.13)%
     12/31/98          6.68%                     12/31/98          (9.33)%
     12/31/99          58.59%                    12/31/99          16.08%
     12/31/00          (36.69)%                  12/31/00          (18.47)%
     12/31/01          (24.95)%                  12/31/01          7.59%
     12/31/02          (8.58)%                   12/31/02          21.61%

     For the periods included in the bar chart:

                              JAPAN FUND             AUSTRALIA/NEW ZEALAND
                              ----------             ---------------------

     Best Quarter -           25.32%, Q4, 1998       34.64%, Q4, 1998
     Worst Quarter -          (18.74)%, Q4, 1997     (20.10)% Q4,1997

Average Annual Total Return as of 12/31/2002 as compared to comparable Indexes.

                                   JAPAN FUND
                                   ----------

                          1 Year       5 Years      10 Years
                          ------       -------      --------

Return
Before Taxes              (8.58)%      (5.97)%      (3.49)%

Return After
Taxes on
Distribution              (8.58)%      (5.97)%      (3.52)%

Return After
Taxes on
Distribution and
Sale of Fund
Shares                    (5.27)%      (4.66)%      (2.70)%

--------------------------------------------------------------------------------

Index**                   (9.49)%      (4.65)%      (3.80)%

     ** Index: The Tokyo Stock Exchange Stock Price Index (TOPIX) is an unmanaged capitalization-weighted measure (adjusted in US dollars) of all shares listed on the First Section of the Tokyo Stock Exchange. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, TOPIX returns do not reflect deduction of any fees, taxes or expenses.

                           AUSTRALIA/NEW ZEALAND FUND
                           --------------------------

                          1 Year       5 Years      10 Years
                          ------       -------      --------

Return
Before Taxes              21.61%        2.34%        2.45%

Return After
Taxes on
Distribution              21.61%        2.26%        1.85%

Return After
Taxes on
Distribution and
Sale of Fund
Shares                    13.27%        1.85%        1.72%

--------------------------------------------------------------------------------

NZCI**                    23.83%        2.81%        5.26%
AAOI***                   (2.39)%       -----        -----

     **  Index:   The  New   Zealand   Small   Companies   Index   (NZCI)  is  a
capitalization-weighted index of all domestic stocks traded on the New Zealand Stock Exchange excluding those on the New Zealand Stock Exchange 40 Index.

     *** The Australian All Ordinances Index (AAOI) is a capitalization-weighted index comprised of the largest 500 Companies as measured by market capitalization that are listed on the Australian Stock Exchange. The Fund has only invested in Australian issuers for the most recent one year period due to the Fund's change in its investment objective, therefore, any further analysis against this index would be misleading.

                                   GLOBAL FUND
                                   -----------

     Global Fund commenced operations on November 1, 2002 and (P)1/3L/F no financial information available at this time.

After-tax Returns:
------------------

After-tax returns are calculated using the historical highest federal marginal income tax rates, and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(K) plans or individual retirement accounts.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                            FUNDS' FEES AND EXPENSES
                            ------------------------

     This table describes the fees and expenses you may pay if you buy and hold shares of these Funds. As you can see, the Funds have no fees that are charged directly to shareholders. Shareholders do, however, bear indirectly a portion of the Fund's annual operating expenses.

                                    FEE TABLE
                                    ---------

Shareholder Fees (fees paid directly from your investment)

                                                      AUSTRALIA
                                            JAPAN     NEW ZEALAND     GLOBAL ***
                                            -----     -----------     ----------

Maximum front-end sales charge              None      None            None
Maximum deferred sales charge               None      None            None
Maximum sales charge on reinvested
     Dividends and distributions            None      None            None
Redemption fee                              None      None            None
Exchange fee                                None      None            None
Maximum account fee                         None      None            None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)

Investment Advisory Fees                     .75%      .75%            .75%
Distribution (12b-1) Fees**                  .25%      .25%            .25%
Other Expenses*                             5.94%     4.63%           3.00%
                                            -----     -----           -----
Total Annual Fund Operating Exp.            6.94%     5.63%           4.00%

*"Other expenses" include such expenses as custody, transfer agent, legal, accounting and registration fees.

**Each Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.25% of its average net assets each year for distribution costs. These fees are an ongoing charge to the Fund and therefore are an indirect expense to you. Over time these fees may cost you more than other types of sales charges.

***The Global Fund Fee Table "Other Expenses" figures are estimates that are based on a projected budget as provided by the Fund's Advisor for the ensuing year. Since these figures are only estimates the expenses may be more or less than those appearing in the proposed budget.

Example:

     The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000.00 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain at a constant percentage. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   JAPAN FUND
                                   ----------

     1 Year              3 Years              5 Years             10 Years
--------------------------------------------------------------------------------
     $687.00            $2,022.00            $3,306.00            $6,303.00

                           AUSTRALIA/NEW ZEALAND FUND
                           --------------------------

     1 Year              3 Years              5 Years             10 Years
--------------------------------------------------------------------------------
     $561.00            $1,673.00            $2,771.00            $5,456.00

                                   GLOBAL FUND

     1 Year              3 Years              5 Years             10 Years
--------------------------------------------------------------------------------
     $402.00            $1,218.10            $2,051.00            $4,206.00

                               GENERAL INFORMATION
                               -------------------

FUNDS' ADVISER
--------------

     The Funds' investment adviser is FCA Corp. FCA is a fee-based financial planning and investment counseling firm located at 5847 San Felipe, Suite 850, Houston, Texas 77057. FCA and its predecessors have been in business since 1975. FCA acts as investment adviser to all three Funds, as well as to several entities focusing on real estate related investments.

     FCA manages each Fund's portfolio investments and places orders for Fund transactions. For its services, it receives advisory fees from each Fund that are based on that Fund's net assets. For its fiscal year ended October 31, 2002, each Fund paid FCA fees equal to 0.75% of each Fund's average net assets.

FUNDS' PORTFOLIO MANAGER
------------------------

ROBERT W. SCHARAR (53) Mr. Scharar is President of the Funds' investment advisor, FCA Corp, based in Houston, Texas, a fee only financial planning firm. He received his AA from Polk Community College; and his BSBA in Accounting from the University of Florida. He later went on to receive his MBA and JD from Northeastern University; and an LLM in Taxation from Boston University Law School. Mr. Scharar is a member of the Florida and Massachusetts Bars; and is a Certified Public Accountant of Florida. He has experience as an Accounting Professor at Bentley and Nichols Colleges, Officer of the United States Trust Company and Tax Specialist at Coopers & Lybrand. Mr. Scharar is a Director and past President of the American Association of Attorney-CPAs, and Director of United Dominion Realty Trust (NYSE).

                            BUYING AND SELLING SHARES
                            -------------------------

Investing in the Funds
----------------------

Share Price:             The purchase and redemption  price of a Fund's share is
                         each Fund's Net Asset Value (NAV) per share  determined
                         after  your  order  is   received.   NAV  is  generally
                         calculated  as of the close of  regular  trading on the
                         New York Stock  Exchange,  generally 4:00 p.m.  Eastern
                         Standard Time, and reflects the Fund's aggregate assets
                         less  its  liabilities.   The  Fund's   exchange-traded
                         investments  are valued at their  market  value at that
                         time in their primary market  (certain  derivatives are
                         priced at 4:15 Eastern  Standard Time). If market value
                         quotations are not readily available for an investment,
                         the  investment  will be  valued  at its fair  value as
                         determined  in  good  faith  by  the  Fund's  Board  of
                         Trustees.  Prices for debt  securities  may be obtained
                         from  pricing  services,  except that  short-term  debt
                         securities  are  valued at  amortized  cost.  Assets or
                         liabilities   denominated  in  foreign  currencies  are
                         translated into U.S. dollars at the prevailing market rates at 17:00 Greenwich Mean Time on each day NAV is calculated. NAV is not calculated, and the Funds will not sell or redeem their shares, on days the New York
                         Stock Exchange is closed, although certain foreign exchanges may be open on those days. Thus, the value of the Funds' shares may change on days when shareholders may not be able to purchase or redeem shares. Further, NAV may be calculated on certain days on which certain foreign exchanges may be closed for holidays or other reasons.

Minimum Investment:      The minimum initial investment in a Fund is $200.00 and
                         there is no minimum for  subsequent  investments,  with
                         the exception of continuous investment plans. The Funds
                         reserve   the  right  to   redeem   the   accounts   of
                         stockholders   with   balances   under   $200.00   upon
                         sixty-days   written   notice  unless  the  balance  is
                         increased to an amount in excess of $200.00.

Share Certificates:      The Funds will not issue share certificates  unless you
                         make a written  request  to the  Transfer  Agent.  (The
                         Transfer Agent's address is provided below.)

Telephone                In your Investment  Application,  you may authorize the
                         Fund to accept

Transactions:            redemption  and exchange  orders by phone.  You will be
                         liable for any fraudulent order as long as the Fund has
                         taken  reasonable  steps to  assure  that the order was
                         proper and that the order was  genuine.  Also note that
                         during  unusual market  conditions,  you may experience
                         delays  in  placing   telephone   orders.   (see  below
                         "Purchasing Fund Shares and Redeeming Fund Shares.")

Frequent Transactions:   The Funds are not  designed  for  frequent  trading and
                         certain purchase or exchange  requests may be difficult
                         to implement in times of drastic  market  changes.  The
                         Funds  reserve the right to refuse or limit  additional
                         purchase and exchange  transactions by any investor who
                         makes frequent purchases, redemptions or exchanges that
                         the Adviser believes might harm the Fund. The Funds may
                         deem  that  more  than  one  transaction  per  month is
                         excessive.  The Fund also  reserves the right to limit,
                         impose charges upon,  terminate or otherwise modify the
                         exchange   privilege  by  sending   written  notice  to
                         shareholders.

Purchasing Fund Shares:
-----------------------

     You may use any of the following methods to purchase Fund shares:

     THROUGH AUTHORIZED DEALERS:

     You may place your order through any dealer authorized to take orders for a Fund. If the order is transmitted to the Fund by 4:00 p.m. Central time, it will be priced at the NAV per share determined on that day. Otherwise, later orders will receive the NAV per share next determined. It is the dealer's responsibility to transmit orders timely.

     THROUGH THE DISTRIBUTOR:

     You may place orders directly with the Funds' Distributor by mailing a completed Investment Application with a check or other negotiable bank draft (payable to: the applicable Commonwealth Fund) to the Transfer Agent.

     The Transfer Agent's address is:

     InCap Services Company
     630-A Fitzwatertown Road
     Willowgrove, PA  19090

     (Remember to make your check for at least the minimum noted above.)

     INVESTING BY WIRE:

     You may purchase shares by wire if you have an account with a commercial bank that is a member of the Federal Reserve System. You should be aware that your bank may charge a fee for this service.

     For an initial investment by wire, you must first call 1-800-345-1898 to be assigned a Fund account number. Once that is provided ask your bank to wire the amount of your investment to the applicable Fund using the following instructions:

          COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
          Fifth Third Bank
          ABA#042000314
          DDA Acct# 992-68727
          F/C: Commonwealth Australia/New Zealand Fund
          Ref: (____your name & Fund Account #___________)

          COMMONWEALTH JAPAN FUND
          Fifth Third Bank
          ABA#042000314
          DDA Acct# 992-68815
          F/C: Commonwealth Japan Fund
          Ref:: (____your name & Fund Account #___________)

          COMMONWEALTH GLOBAL FUND
          Fifth Third Bank
          ABA#042000314
          DDA Acct#
          F/C: Commonwealth Global Fund
          Ref: (____your name & Fund Account #___________)

     Note that the wire must include: your name and address, your Fund account number, and your social security or tax identification number. You must follow up your wire with a completed Investment Application. This application is contained in the Funds' prospectus. Mail the application to the Transfer Agent's address (see above, under "Distributor").

     For a subsequent investment by wire, ask your bank to wire funds to the Fifth Third Bank at the wire address noted above. The wire must include your name and your Fund account number.

     TELEPHONE INVESTMENT:

     After you have opened your account, you may make additional investments by telephone if you completed the "Telephone Purchase Authorization" section of your Investment Application.

     You may place a telephone order by calling the Transfer Agent at 1-888-345-1898.

     The minimum for a telephone purchase is $1,000.00, and the maximum is five times the NAV of your Fund shares on the day before your telephone order. (You may not include the value of shares for which you have been issued certificates.) Your order will be priced at the NAV next determined after your call. Payment for your order must be received within 3 business days. Mail your payment to the Transfer Agent's address (see "Distributor," above). If your payment is not received within 3 business days, you will be liable for any losses caused by your purchase.

     PRE-AUTHORIZED INVESTMENT:

     You may arrange to make regular monthly investments of at least $25.00 through automatic deductions from your checking account by completing the Pre-Authorized Payment section of the Investment Application.

Redeeming Fund Shares:
----------------------

     You may redeem your Fund shares at any time by writing to the Transfer Agent's address. The Funds do not charge any fee for redemptions. If you request the redemption proceeds to be sent to your address of record, you generally will not need a signature guarantee. A signature guarantee will be required if:

     o    you were issued certificates for the shares you are redeeming;

     o you want the proceeds to be mailed to a different address or to be paid to someone other than the record owner;

     o    you want to transfer ownership of the shares.

     Signature guarantee: A signature guarantee can be provided by most banks, broker-dealers and savings associations, as well as by some credit unions.

     Any   certificates  for  shares  you  are  redeeming  must  accompany  your redemption request. You will generally receive a check for your redemption amount within a week.

     EXPEDITED REDEMPTION:

     Through an authorized dealer: You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or telegraph directly with the Fund's distributor and your share price will be based on the NAV next determined after the distributor receives the order. The distributor does not charge for this service, but the broker-dealer may charge a fee. You will generally receive your proceeds within a week.

     TELEPHONE REDEMPTION:

     You may order a redemption by calling the Transfer Agent at 1-888-345-1898 if:

     o    no share certificates were issued for the shares you are redeeming;

     o your Investment Application authorized expedited telephone redemption and designated a bank or broker-dealer to receive the proceeds.

     The proceeds will be mailed or wired to the designated bank or broker-dealer on the next business day after your redemption order is received. There is no fee charged by the Funds for this service, although a fee may be imposed in the future. Any Fund may also decide to modify or not to offer this service. In this case, the Fund will attempt to provide reasonable prior notice to shareholders.

     SYSTEMATIC WITHDRAWAL:

     You may arrange for periodic withdrawals of $50.00 or more if you invest at least $5000.00 in a Fund. Under this arrangement, you must elect to have all your dividends and distributions reinvested in shares of the Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annual or annual.

     Payments under this plan are made by redeeming your Fund shares. The payments do not represent a yield from the Fund and may be a return of your capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of payments, and the yield and share price of the Fund, which can be expected to fluctuate.

     You may terminate your plan at any time by writing to the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Fund and there is no direct charge to you.

     REDEMPTION IN KIND:

     If you place a redemption order for more than $1 million, each Fund reserves the right to pay the proceeds in portfolio securities of the Fund, rather than in cash to the extent consistent with applicable legal requirements. In that case, you will bear any brokerage costs imposed when you sell those securities.

     REDEMPTION SUSPENSIONS OR DELAYS:

     Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the New York Stock Exchange is closed for unusual circumstances, or when the Securities and Exchange Commission allows redemptions to be suspended.

     If you recently purchased the shares by check, the Fund may withhold the proceeds of your redemption order until it has reasonable assurance that the purchase check will be collected, which may take up to 15 days from the date of purchase.

     EXCHANGING FUND SHARES:

     You may exchange your Fund shares for shares of another Commonwealth Fund at a price based on their respective NAVs. There is no sales charge or other fee. We will send you the prospectus of the Fund into which you are exchanging and we urge you to read it. If you have certificates for the shares you are exchanging, your order cannot be processed until you have endorsed them for transfer and delivered them to the Transfer Agent.

     You may place an exchange order in two (2) ways:

     o    you may mail your exchange order to the Transfer Agent's address.

     o you may place your order by telephone if you authorize telephone exchanges on your Investment Application. Telephone exchange orders may be placed from 9:30 a.m. to 4:00 p.m. Eastern time, on any business day.

     Exchanges into a Fund can be made only if that Fund is eligible for sale in your state. Any Fund may terminate or amend the exchange privilege at any time with 60 days' notice to shareholders.

     Remember that your exchange is a sale of your shares. Tax consequences are described under "Dividends, Distributions and Taxes."

Involuntary Redemptions

     Accounts having a balance of less than $200.00 may be redeemed at the Fund's discretion after sixty (60) days written notice sent to the record address of the shareholder unless the balance is increased within such sixty
(60) day period to an amount in excess of $200.00.

Tax-Deferred Retirement Plans

     Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional, Roth and Education IRAs and Simplified Employee Pension Plans. For more information, call 1-888-345-1898.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

Dividends and Distributions

     Each Fund expects to pay dividends from its net income and distributions from its net realized capital gains at least annually, generally in November. Normally, income dividends and capital gains distributions on your Fund shares will be paid in additional shares of the Fund, with no sales charge. However, on your Investment Application, you may elect one of the following other options:

     OPTION 1: To have income dividends paid in cash and capital gains distributions paid in additional Fund shares.

     OPTION 2: To have both income dividends and capital gains distributions paid to you in cash.

     OPTION 3: To have both income dividends paid in shares and capital gains distributions paid in cash.

     There is no sales charge or other fee for either option. If you select Option 1, Option 2 or Option 3 and the checks sent to you cannot be delivered or remain uncashed for six (6) months, the aggregate amount of those checks will be invested in additional Fund shares for your account at the then current NAV, and all your future dividends and distributions will be paid in Fund shares.

Tax Treatment of Dividends, Distributions and Redemptions
---------------------------------------------------------

     You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell
(redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account

     Each Fund will let you know each year which amounts of your dividend and distribution payments are to be taxed as ordinary income and which are treated as long-term capital gain. The tax treatment of these amounts does not depend on how long you have held your Fund shares or on whether you receive payments in cash or additional shares.

     The tax treatment of any gain or loss you realize when you sell or exchange Fund shares will depend on how long you held the shares. Investors should consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution will generally be taxable to them.

     You should  consult your tax adviser about any special  circumstances  that
could  affect  the  federal,   state  and  local  tax  treatment  of  your  Fund
distributions and transactions.

Massachusetts Business Trust
----------------------------

     Each Fund is a series of the Commonwealth International Series Trust ("Trust"), a Massachusetts Business Trust. Because of uncertainty regarding whether shareholders of a Massachusetts Business Trust might, under certain circumstances, be held liable as partners for obligations of the trust, the Trust's Declaration of Trust specifically provides that a Fund, to the extent of its assets, will repay any amount assessed against a shareholder by virtue of being a Fund shareholder.

                        FINANCIAL HIGHLIGHTS INFORMATION
                        --------------------------------

     The  financial   highlights  table  sets  forth  the  per  share  operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

     The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (if shorter, the period of the Fund's operation). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102-1732, whose report, along with each Fund's financial statements, are included in the annual report, which is available upon request.

     The Global Fund began operations on November 1, 2002. Accordingly, no financial information exists for the Global Fund.

                             COMMONWEALTH JAPAN FUND
                             YEARS ENDED OCTOBER 31,
                  --------------------------------------------

                                                       2002       2001       2000       1999       1998
                                                       ----       ----       ----       ----       ----

NET ASSET VALUE, BEGINNING OF THE PERIOD              $  4.12    $  5.64    $  6.88    $  4.55    $  5.21

INVESTMENT OPERATIONS
                                                        (0.20)        --      (0.14)     (0.21)     (0.07)
   Net investment income (loss)

   Net realized and unrealized gain (loss)
    on investments                                      (0.55)     (1.52)     (1.10)      2.54      (0.59)
      Total from investment operations                  (0.75)     (1.52)     (1.24)      2.33      (0.66)

DISTRIBUTIONS FROM:

   Net Investment income                                   --         --         --         --         --

NET ASSET VALUE, END OF PERIOD                        $  3.37    $  4.12    $  5.64    $  6.88    $  4.55

TOTAL RETURN (%)                                       (18.20)    (26.95)    (18.02)     51.21     (12.67)

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of period (in 000's)                $ 3,611    $ 3,408    $ 6,282    $ 5,305    $ 2,604

  Ratio of expenses to average net assets
   before reimbursements and waivers of                  6.94       5.57       3.84       4.61       6.32
   expenses (%)

   after reimbursements and waivers of expenses (%)      6.94       5.57       3.84       4.61       2.50

  Ratio of net investment loss

   before reimbursement and waivers of expenses (%)     (6.03)     (3.97)     (3.08)     (3.94)     (5.67)

   after reimbursements and waivers of expenses (%)     (6.03)     (3.97)     (3.08)     (3.94)     (1.87)

  Portfolio turnover rate (%)                               5         51         14         17         35

                     COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                             YEARS ENDED OCTOBER 31,
                  --------------------------------------------

                                                       2002       2001       2000       1999       1998
                                                       ----       ----       ----       ----       ----

NET ASSET VALUE, BEGINNING OF THE PERIOD              $  8.53    $  7.19    $  9.27    $  7.73    $ 11.25

INVESTMENT OPERATIONS
                                                        (0.05)        --       0.03       0.13       0.14
   Net investment income (loss)

   Net realized and unrealized gain (loss)
    on investments                                       1.91       1.34      (2.05)      1.44      (3.46)

      Total from investment operations                   1.86       1.34      (2.02)      1.57      (3.32)

DISTRIBUTIONS FROM:

   Net Investment income                                   --         --      (0.06)     (0.03)     (0.20)

NET ASSET VALUE, END OF PERIOD                        $ 10.39    $  8.53    $  7.19    $  9.27    $  7.73

TOTAL RETURN (%)                                        21.81      18.64     (21.98)     20.38     (29.88)

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of period (in 000's)                $ 6,864    $ 4,534    $ 3,485    $ 4,349    $ 4,494

  Ratio of expenses to average net assets
   before reimbursements and waivers of                  5.63       5.74       4.75       4.14       4.37
   expenses (%)

   after reimbursements and waivers of expenses (%)      5.63       5.74       4.75       4.14       4.37

  Ratio of net investment income loss

   before reimbursement and waivers of expenses (%)     (0.56)     (0.18)      0.39       1.42       1.51

   after reimbursements and waivers of expenses (%)     (0.56)     (0.18)      0.39       1.42       1.51

  Portfolio turnover rate (%)                              28         28         15          8         25

                            COMMONWEALTH GLOBAL FUND
                                   YEARS ENDED
                  --------------------------------------------

Global Fund no information is being provided for this fund because it is not yet in existence.

                           HOW TO GET MORE INFORMATION
                           ---------------------------

     Further information about each Fund is contained in:

     o The Statement of Additional Information ("SAI")pt The SAI contains more detail about some of the matters discussed in the Prospectus. The SAI is incorporated into the Prospectus by reference.

     o Annual and Semi-Annual Reports about the Funds describe their performance and list their portfolio securities. They also include a letter from Fund management describing each Fund's strategies and discussing market conditions and trends and their implications for the Funds.

     You may obtain free copies of the SAI or reports, or other information about the Funds or your account, by calling 1-888-345-1898. Also, copies of the foregoing may be obtained at the Funds internet website found at www.commonwealthfunds, com or by request by E-mail request.

     You may also get copies of the SAI, reports and other information directly from the Securities and Exchange Commission (SEC) by:

     o visiting the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information about the Public Reference Room.)

     o sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by E-mail request to: publicinfo@sec.gov

     o    visiting  the  EDGAR  Database  on  the  SEC's   Internet   website  -
          http://www.sec.gov

The Fund's Investment Company Act File Number with the SEC is: 811-4665.

                     COMMONWEALTH INTERNATIONAL SERIES TRUST

           (FORMERLY KNOWN AS THE CAPSTONE INTERNATIONAL SERIES TRUST)

                           ON BEHALF OF ITS FUNDS THE

                             COMMONWEALTH JAPAN FUND
                   (FORMERLY KNOWN AS THE CAPSTONE JAPAN FUND)

                     COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                (FORMERLY KNOWN AS THE CAPSTONE NEW ZEALAND FUND)

                            COMMONWEALTH GLOBAL FUND

                                -----------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2003

     This Statement of Additional Information is not a Prospectus but contains information in addition to and in more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus, dated February 28, 2003. A Prospectus may be obtained without charge by contacting InCap Services Company, formerly known as Declaration Service Company, by phone at
(888) 345-1898 or by writing to the Fund directly at 5847 San Felipe, Suite 850, Houston, Texas 77057.

The Report of Independent Accountants and financial statements of the Commonwealth Japan Fund and Commonwealth Australia/New Zealand Fund included in their Annual Reports for the period ended October 31, 2002 ("Annual Report") are incorporated herein by reference. Copies of such Annual Reports are available without charge upon request by writing to the Fund 630A Fitzwatertown Road, Willowgrove, PA 19090 or by calling toll free 1-888-345-1898. The Commonwealth Global Fund commenced operations on November 1, 2002 and, therefore, no financial information will be found in the Annual Report referenced herein.

     The financial statements in the Annual Reports that are incorporated herein by reference into this Statement of Additional Information have been audited by Briggs, Bunting & Dougherty, LLP, independent accountants and have been so included and incorporated herein by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

FUND HISTORY ..............................................................

INVESTMENT POLICIES .......................................................

INVESTMENT RESTRICTIONS ...................................................

RISK FACTORS ..............................................................

NEW ZEALAND AND THE NEW ZEALAND ECONOMY ...................................

AUSTRALIA AND THE AUSTRALIAN ECONOMY ......................................

JAPAN AND THE JAPANESE ECONOMY- ...........................................

GLOBAL ECONOMY ............................................................

PERFORMANCE INFORMATION ...................................................

TRUSTEES AND EXECUTIVE OFFICERS ...........................................

INVESTMENT ADVISORY AGREEMENT .............................................

DISTRIBUTOR ...............................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................

HOW TO BUY AND REDEEM SHARES ..............................................

DETERMINATION OF NET ASSET VALUE ..........................................

TAXES .....................................................................

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................

FINANCIAL INFORMATION .....................................................

OTHER INFORMATION .........................................................

APPENDIX A ................................................................

                                  FUND HISTORY

     The Commonwealth International Series Trust (formerly known as the Capstone International Series Trust) (hereinafter referred to as the Trust) was organized as a business trust in Massachusetts on May 9, 1986 and commenced business shortly thereafter. It is registered as an "open-end diversified management investment company" under the Investment Company Act of 1940. The Trust currently has three series, or funds, the Commonwealth Australia/New Zealand Fund, the Commonwealth Japan Fund, and the Commonwealth Global Fund. The Commonwealth Australia/New Zealand Fund (formerly known as Capstone New Zealand Fund and subsequently the Commonwealth New Zealand Fund), invests primarily in Australian and New Zealand securities, and commenced operations on November 25, 1991 as a series of the Trust. The Commonwealth Japan Fund (formerly known as the Capstone Japan Fund), invests primarily in Japanese securities and was established as a series of the Trust on July 18, 1990 under the name of the Capstone Nikko Japan Tilt Fund. The Commonwealth Global Fund was established by amendment to the Trust on December 14, 2001and has not yet commenced operations. The Commonwealth Global Fund, Commonwealth Australia/New Zealand Fund, and Commonwealth Japan Fund are collectively referred to herein as the Funds. The Trust may create additional series in the future, but each series will be treated as a separate mutual fund with its own investment objectives and policies.

                               INVESTMENT POLICIES

     SECURITIES IN GENERAL. Securities of issuers in which each Fund may invest include common and preferred stock, debt convertible into equity and debt securities. Investments in debt securities may include obligations of governmental issuers, as well as obligations of companies having an outstanding debt issue rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), BBB or better by Standard & Poor's Corporation ("S&P"), or obligations of comparable quality as determined by the Adviser pursuant to guidelines approved by the Board of Trustees. Many Foreign debt securities are not rated, so their quality will be determined in accordance with such guidelines approved by the Board of Trustees. Debt securities acquired by the Funds may include, without limitation, conventional fixed and variable rate bonds and debentures, zero-coupon and original issue discount bonds and warrants to purchase debt instruments. The Funds investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody's. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

     The ratings of Moody's Investors Service, Inc. ("Moody's"), and Standard & Poor's Corporation ("S&P") and other rating services represent their respective opinions as to the quality of the obligations they undertake to rate. (See Appendix A). Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. In the event that the rating of the security is reduced below the minimum rating required for purchase by the Fund, the Fund's Adviser may, but will not necessarily, dispose of the security.

     The Global Fund invests in companies that the Advisor believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency, or economic considerations. It is expected that investments will be spread broadly around the world. The Fund will generally invest in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stock, and fixed-income securities of governments, governmental agencies, supranational agencies and companies when the Advisor believes the potential for appreciation will equal or exceed that available from investments in equity securities.

     Each Fund has the authority to invest in U.S. securities. With respect to bank obligations that may be acquired by a Fund, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Thus, in addition to investments in obligations of U.S. banks and savings institutions and their U.S. and foreign branches, a Fund's investments in short-term bank obligations may include obligations of non-U.S. banks and their branches, wherever situated.

     Each Fund may also make overnight deposits denominated in foreign currency in offshore banking units ("OBUs"), in accordance with the Fund's credit quality criteria. An OBU is a bank or other financial institution in a foreign country that is authorized to deal in foreign exchange that the foreign government declares to be an OBU. OBUs are restricted to (i) receiving deposits denominated in the currency of a foreign country from non-residents of such country or deposits in currencies other than the currency of a foreign country from residents of such country and (ii) lending to non-residents outside the originating country and to other OBUs. A deposit in an OBU is similar to a time deposit in a foreign bank except that interest payable to non-residents on an OBU deposit is exempt from withholding tax.

     INVESTMENT COMPANY SECURITIES. Each Fund may make limited investments in securities of other investment companies. (See "Investment Restrictions" below.) Investments in other investment companies involve additional expenses because Fund shareholders will indirectly bear a portion of the expenses of such companies, including operating and administrative costs and advisory fees. These expenses are in addition to similar expenses of the Fund that shareholders bear directly. The Advisor anticipates that the Global Fund invests in the Commonwealth Japan Fund and the Commonwealth Australia/New Zealand Fund when the Global Fund invests in those regions. Thus, the Advisor will waive the portion of its Global Fund advisory fee of 0.75% that is earned on monies invested in other Commonwealth Funds.

     CONVERTIBLE SECURITIES. The Funds may invest in convertible securities including bonds, notes, debentures, preferred stocks and other securities that are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

     The convertible securities may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible debt securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

     LOANS OF PORTFOLIO SECURITIES. To increase income on its investments, a Fund may lend its portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that is deemed creditworthy by the Adviser. It is not anticipated that loans will involve over 5% of a Fund's total assets. In no event will such loans be made if, as a result, the aggregate value of securities loaned by any Fund exceeds one-third of the value of such Fund's total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

     ZERO COUPON BONDS. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its stockholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and their current income ultimately may be reduced as a result.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which a Fund may hold include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Although these purchases are not a practice of the Fund, during these situation a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, at such time each Fund expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of its total assets at the time of such commitment, absent unusual market conditions.

     A Fund may purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     HEDGING TRANSACTIONS. Each Fund is authorized to engage in certain types of hedging practices. These practices, include entering into foreign currency transactions, interest-rate and index futures contracts and purchasing and writing put and call options on those contracts, on individual securities and on stock indexes. It is anticipated that use of these practices by each Fund will be very limited. In addition, each Fund's options transactions will be subject to trading and position limits of various exchanges. Tax considerations also may limit each Fund's ability to engage in forward contracts, futures and options.

     If a Fund engages in hedging transactions, there can be no assurance that these transactions will be successful. Securities prices and interest rates may change in unanticipated manners or may move in ways which do not correlate closely to movements in the value of securities held by the Fund. Additionally, there can be no assurance that offsetting transactions will be available at any given time to enable the Fund to close out particular futures or options contracts. If these contracts cannot be closed out, the Fund may incur losses in excess of its initial margin deposit. The bankruptcy of a broker or other person with whom the Fund has an open futures or options position may also expose the Fund to risk of losing its margin deposits or collateral.

     FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline in a foreign currency against the U.S. dollar, each Fund is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. A Fund may enter into forward foreign currency exchange contracts when deemed advisable by its Adviser under two circumstances:

          First, when entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar.

          Second, a Fund may enter into such a contract when the Adviser anticipates that the foreign currency may decline substantially relative to the U.S. dollar, in order to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Funds do not intend to enter into forward foreign currency exchange contracts under this second circumstance on a regular or continuing basis and will not do so if, as a result, a Fund will have more than 15% of the value of its total assets committed to such contracts at the time it enters into the contract.

     With respect to any forward foreign currency exchange contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of the foreign currency, they also limit potential gains that might result from increases in the value of the foreign currency. The Funds will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currency and U.S. dollars.

     A separate account of each Fund consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate any forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

     FUTURE TRANSACTIONS. Interest-rate futures contracts create an obligation to purchase or sell specified amounts of debt securities on a specified future date. Although these contracts generally call for making or taking delivery of the underlying securities, the contracts are in most cases closed out before the maturity date by entering into an offsetting transaction which may result in a profit or loss. Securities index futures contracts are contracts to buy or sell units of a particular index of securities at a specified future date for an amount equal to the difference between the original contract purchase price and the price at the time the contract is closed out, which may be at maturity or through an earlier offsetting transaction.

     Each purchase or sale of a futures contract involves no sale price or premium, unlike the purchase of a security or option. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, generally about 5% of the contract amount, must be deposited with the broker as "initial margin. This "initial margin represents a good faith deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent variation margin payments must be made daily to and by the broker to reflect variations in the price of the futures contract. When the contract is settled or closed out by an offsetting transaction, a final determination is made of variation margin due to or from the broker. A nominal commission is also paid on each completed sale transaction.

     These hedging transactions, if any, would involve brokerage costs and require a Fund to make margin deposits against its performance obligations under the contracts. The Fund may also be required to segregate assets in an amount equal to the value of instruments underlying its futures contracts, call options purchased and put options written; to otherwise cover its futures and options positions; or to limit these transactions so that they are backed to a level of 300 percent by total Fund assets.

     The Funds rarely engage in this type of transaction, However, in the event that it does, the aggregate of initial margin deposits for futures contracts and related options and premiums paid for open futures options may not exceed five percent (5%) of the fair market value of each Fund's assets at the time of deposit.

     OPTIONS TRANSACTIONS. A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the Bench mark. See "Investment Objective and Policies" in the Prospectus.

     The purchase or writing of put or call options would give the Fund, respectively, the right or obligation to sell or purchase the underlying futures contract or security at the stated exercise price any time before the option expires. The purchase or writing of put and call options on stock indices would give the Fund, respectively, the right or obligation to receive or pay a specified amount at any time prior to expiration of the option. The value of the option varies with aggregate price movements of the stocks reflected in the index. The Fund's risk in purchasing an option, if the price of the underlying security or index moves adverse to the purchaser, is limited to the premium it pays for the option. If price movements are favorable, on the other hand, the option will increase in value and the Fund would benefit from sale or exercise of the option. As the writer of an option, the Fund would receive a premium. The premium would be gain to the Fund if price movements in the underlying items are favorable to the writer and would reduce the loss if price movements are unfavorable. Any call options written by a Fund will be "covered", i.e., backed by securities owned by the Fund. The writing of a covered call option tends to limit the Fund's opportunity to profit from an increase in value of the underlying securities to the amount of the premium.

     To the extent required by applicable law and regulatory policy, each Fund is limited to deal only in options and futures that are traded on exchanges.

     Each Fund may purchase options on exchanges and in over-the-counter markets to the extent the value of such options owned by the Fund does not exceed five percent (5%) of that Fund's net assets at the time written. The Fund may write put options and covered call options on exchanges and in the over-the-counter markets. A call option gives the purchaser the right, until the option expires, to purchase the underlying futures contract, security or currency at the exercise price or, in the case of a stock index option, to receive a specified amount. A put option gives the purchaser the right, until the option expires, to sell the underlying futures contract, security or currency at the exercise price or, in the case of a stock index option, to pay a specified amount.

     When a Fund writes an option, it receives a premium that it retains whether or not the option is exercised. By writing a call option, the Fund becomes obligated, either for a certain period or on a certain date, to sell the underlying futures contract, security or currency to the purchaser at the exercise price (or to pay a specified price with respect to an index option) if the option is exercised. At the time or during the period when the option may be exercised, the Fund risks losing any gain in the value of the underlying futures contract, security or currency or stock index over the exercise price. By writing a put option, the Fund becomes obligated either for a certain period or on a certain date, to purchase the underlying futures contract, security or currency at the exercise price, or to pay the specified price in connection with an index option, if the option is exercised. The Fund might, therefore, be obligated to purchase or make a payment for more than the current market price of the particular futures contract, security, currency or index option.

     Each Fund writes only "covered" options on securities and currencies. This means that so long as a Fund is obligated as the writer of a call option on a security or currency, it will own an equivalent amount of the underlying security, currency or liquid securities denominated, quoted in or currently convertible into such currency. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian in a segregated account an amount of the underlying securities, currency or liquid securities denominated, quoted in, or currently convertible into such currency having a value equal to or greater than the exercise price of the option. There is no limitation on the amount of call options the Fund may write. However, the Fund may write covered put options on currencies only to the extent that cover for such options does not exceed 25% of the Fund's net assets at the time the option is written.

     The writer of an option that wishes to terminate an obligation may in some cases be able to effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be affected.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the value of the underlying security, futures contract, index option or currency, any loss in closing out a call option is likely to be offset in whole or in part by appreciation of the underlying collateral owned by the Fund.

     REPURCHASE AGREEMENTS. A Fund may agree to purchase debt securities from financial institutions subject to the seller's agreement to purchase them at an agreed upon time and price ("repurchase agreements"). The financial institutions with whom the Fund may enter into repurchase agreements will be banks, and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Funds' Adviser. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year.

     A Fund will always receive, as collateral, securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the credit guidelines of the Trust's Board of Trustees.

     YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.

     Obligations in which the Funds may invest may not necessarily be rated by a recognized rating agency. Investments will be made in such obligations only when they are deemed by the Adviser to meet the quality standards required by the Fund.

     Ratings are described further in Appendix A"

                             INVESTMENT RESTRICTIONS
                             -----------------------

     FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund has adopted the following fundamental restrictions which, along with its investment objectives, cannot be changed without approval by the holders of a majority of the shares of beneficial interest in the Applicable Fund ("Fund shares"). A majority is defined by the Investment Company Act of 1940 as the lesser of (i) 67% or more of the Fund shares present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities:

     1. With respect to 75% of its total assets, taken at market value at the time of investment, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Purchase securities or instruments which would cause 25% or more of the market value of the Fund's total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry or in securities or instruments issued or guaranteed by a single government or its agencies or instrumentalities, or with respect to repurchase agreements secured by such securities or instruments, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities. This restriction shall not prevent the Fund from purchasing the securities of an issuer pursuant to the exercise of rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result the Fund would no longer be a diversified investment company as defined in the Investment Company Act of 1940.

     3. Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow from banks in an amount not to exceed the lesser of 1/3 of the value of its net assets taken at market value, at the time of the borrowing, including the amount borrowed, 10% of its total assets, valued at cost, excluding the amount borrowed.

     4. Issue any senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and provided that collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     5. Underwrite securities issued by other persons except to the extent that in connection with the purchase of portfolio securities and their later disposition it may be deemed to be an underwriter under the Federal securities laws.

     6. Purchase or sell real estate including limited partnership interests, (except that the Fund may invest in securities of companies which deal in real estate and securities secured by real estate or interests therein and the Fund reserves the freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities).

     7. Purchase or sell commodities or commodity contracts (for purposes of this restriction, interest-rate, index and currency futures contracts, options on such contracts and on stock indices and currencies, and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts).

     8. Make loans to other persons except (a) through the lending of securities held by it and (b) by the purchase of debt securities in accordance with its investment policies.

     NONFUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund has adopted the following additional non-fundamental restrictions that may be changed without stockholders' approval, to the extent permitted by applicable law, regulation or regulatory policy: The Fund may not:

     1. Make short sales of securities, maintain short positions or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions and in connection with transactions involving forward foreign currency exchange contracts, futures contracts and related options;

     2. Invest more than 5% of its total assets (taken at market value at the time of the investment) in securities of unseasoned issuers which, including their predecessors, have been in operation for less than three years (except obligations issued or guaranteed by the U.S. Government, the applicable foreign governments or their agencies or instrumentalities) and equity securities which are not readily marketable.

     3. Enter into a repurchase agreement not terminable within seven days if the total of such agreements would be more than 5% of the value of each Fund's total assets at the time of the agreement.

     4. Invest in securities of other investment companies (other than in connection with a merger, consolidation, reorganization or acquisition of assets) except to the extent permitted by the Investment

Company Act of 1940 and related rules and regulatory interpretation, provided, nevertheless, that the Advisor will waive the portion of its Global Fund advisory fee of 0.75% that is earned on monies invested in other Commonwealth Funds.

     5. Write put and call options unless the options are "covered," the underlying securities are ones which the Fund is permitted to purchase and the option is issued by the Options Clearing Corporation, provided that the aggregate value of the securities underlying the puts determined as of the date the options are sold shall not exceed 25% of the market value of the Fund's net assets determined as of the date the options are sold.

     6. Purchase or retain for the Fund the securities of any issuer if those officers and Trustees of the Trust, or directors and officers of its investment adviser, who individually own more than 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;

     7. Purchase from or sell to any of the officers and trustees of the Trust, its investment adviser, its principal underwriter or the officers and directors of its investment adviser or principal underwriter, portfolio securities of the Fund;

     8. Invest in oil, gas or other mineral leases or exploration or development programs (although it may purchase securities of issuers which own, sponsor or invest in such interests);

     9 Pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings it may pledge securities having a value at the time of the pledge of not more than 15% of the Fund's total assets taken at cost. (For purposes of this restriction, collateral arrangements with respect to permitted options and futures transaction and forward foreign exchange contracts are not deemed to involve a pledge of assets.);

     10. Purchase warrants of any issuer if, as a result, more than 2% of the value of the total assets of the Fund (taken at market value at the time of purchase) would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund (taken at market value at the time of purchase) would be invested in warrants. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value;

     11. Purchase additional securities if its borrowings exceed 5% of its total assets (taken at market value at the time of the purchase).

                                  RISK FACTORS
                                  ------------

     Investments by United States investors in securities of foreign issuers involve risks not associated with their investments in securities of United States issuers. Since the Funds invest heavily in securities denominated or quoted in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between the foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence values within the portfolio from the perspective of United States investors. Changes in currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to stockholders of the Funds. The foreign currencies of countries in which the Funds invest may not be fully exchangeable into United States dollars without legal restriction and may not trade on a floating basis against all major currencies. The rate of exchange between the United States dollar and the foreign currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Funds may, to a limited extent, enter into forward foreign currency exchange contracts as a hedge against possible variations in the exchange rates between the United States dollar and the foreign currencies. Such contracts are agreements to purchase or sell a specified currency at a specified future date (up to a year) and price. A Fund's dealings in currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. No Fund is obligated to enter into these contracts and there is no guarantee any such contracts will achieve the desired objective.

     There may be less publicly available information about foreign issuers than about United States issuers, and foreign issuers may be subject to uniform accounting, auditing and financial reporting standards and requirements not as well defined or exactly like those of United States issuers.

     While the foreign securities markets are growing, they have substantially less trading volume than United States markets, and, as a result, securities are generally less liquid and their prices more volatile than securities of comparable United States issuers.

     Brokerage commissions and other transaction costs in foreign countries may be higher than in the United States. There is generally less government supervision and regulation of business and industry practices of exchanges, brokers and issuers in foreign countries than there is in the United States. In particular, delays in settling securities transactions may occur. This may, at times, make it difficult for a Fund to liquidate a previously established securities position. Settlement delays may result in the Fund experiencing delays in the receipt of dividends and interest. The Funds will rely on the expertise of their custodian bank to help reduce these delays.

     Although foreign countries in which the Funds invest, may have relatively stable and friendly governments, there is the possibility of imposition of restrictions on repatriation of Funds or other restrictions, expropriation of assets, confiscatory taxation, imposition of foreign withholding taxes, political or social instability or diplomatic developments which could affect investments.

     The Funds' investment flexibilities may be further limited by restrictions on percentage of ownership by the residents of a country that may be applicable under foreign country law or corporate charters with respect to certain companies. Additionally, certain rights offerings to shareholders of foreign companies in which the Funds may invest may not be made available to the Funds as a United States shareholder if such an offer to a United States investor would require registration with the Securities and Exchange Commission.

     The operating expense ratio of the Funds can be expected to be higher than that of an investment company investing exclusively in securities of United States issuers since the expenses of the Funds (such as custodial, currency exchange, valuation and communications costs) are higher. Because of its emphasis on investments in foreign issuers, the Funds should be considered as a vehicle for diversification of investments and not as a balanced investment program.

     Investments in foreign markets also subjects the Funds to greater risk arising from managed currencies, higher inflation, less-developed capital markets and market economies, economic dependence on loans from international lending institution as well as foreign governments and institutions, less-developed systems of communication and transportation, the absence or the inadequacy of laws to protect investors and creditors, unstable governments and recently established less-developed economies emerging from total government control.

     INVESTING IN EMERGING MARKETS. The Global Fund's investments in foreign securities may be in developed countries or in countries considered by the Fund's Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. Most emerging securities markets have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The adviser believes that these characteristics may be expected to continue in the future.

                     NEW ZEALAND AND THE NEW ZEALAND ECONOMY
                     ---------------------------------------

Economy
-------

     New Zealand has a mixed economy that operates on free-market principles. It has sizable service and manufacturing sectors complementing a large agriculture sector. Over the past three decades, the New Zealand economy has undergone significant structural changes marked by a diversification of exports, a shift away from pastoral agriculture and significant growth in the services sector. New Zealand's gross domestic product ("GDP") for the year ended December 2001 was approximately NZ $105 billion (US $44 billion).

     The New Zealand economy is strongly trade-oriented, with exports of goods and services. Primary products (principally agriculture, forestry, mining energy, fishing and horticulture) accounted for approximately one-half of New Zealand's total overseas earnings for the year. Exports of non-food manufactured goods and of services also make large contributions to New Zealand's total exports. Principal export markets for the year ended June 2001 were Australia, Japan, the United States and the United Kingdom. Those countries were also the main sources of imports for the same period. Principal imports are raw materials and capital goods for manufacturing, followed by minerals, chemicals, plastics and motor vehicles.

     The increase in the complexity of the New Zealand economy has been accompanied by a steady growth in service industries. Finance, insurance and real estate services are the largest components of the service industries, followed by restaurants, hotels, transport and communications. Tourism is an important source of foreign exchange revenue and a major growth industry in New Zealand.

Economic Developments
---------------------

     Following a period of economic expansion after World War II, the New Zealand economy deteriorated in the late 1960s. Faced with growing balance of payments problems, successive governments sought to maintain New Zealand's high standard of living with increased levels of overseas borrowings and increasingly protective economic policies. Following the sharp increase in oil prices and a fall in export prices in 1973 and 1974, New Zealand attempted to respond to changed external circumstances. The policies implemented were aimed at maintaining a high level of economic activity and led to macroeconomic imbalances and structural adjustment problems. The successive shifts in oil and commodity prices in 1979 and 1980 resulted in further economic difficulties.

     Since 1984, successive administrations have implemented comprehensive programs of economic reform. Macroeconomic policies have been directed at achieving low inflation and fiscal balance. Macroeconomic policies have fostered competition and efficient operation of markets. Policy-making has also shifted from short-term to medium-term objectives designed to provide a more stable and predictable environment for private sector decision-making. Principal reforms have included: the removal of controls on prices, interest rates and wages; floating of the exchange rate; abolition of all agricultural subsidies and price supports; liberalization of banking; deregulation of financial markets; privatization of some state-owned enterprises; elimination of most import controls and reduction of tariffs; implementation of free trade with

Australia; reform and reduction of business and personal taxes; introduction of a comprehensive value-added tax; adoption of more flexible labor laws; extensive deregulation of infrastructure (telecommunications, land transport and seaports); and widespread reform of the public service sector.

New Zealand Stock Exchange
--------------------------

     The NZSE currently quotes the securities of more than 220 companies. The aggregate market capitalization of the securities quoted on the NZSE is currently more than NZ $110 billion (US $62 billion).

     Trades in securities quotes on the NZSE can be effected outside the NZSE trading system, on different terms from sales made through the NZSE trading system and outside the range of price quotations for the days on which such trades were made. If such trades are conducted through a broker who is a member of the NZSE, such trades must be reported to the NZSE. The NZSE records off-market trades in a special report. As with on-market trades, off-market trades of securities quoted on the NZSE are generally conducted by stockbrokers that are members of the NZSE. There is, however, no restriction that prevents private trades or transactions from being effected by persons who are not members of the NZSE.

     The NZSE generally requires listed companies to report annual and six-month results in a timely fashion and disclose all capital changes or any significant matters that may affect the value of the quoted securities. The NZSE also requires listed companies to comply with certain procedures regarding certain significant transactions and the issuance of shares. The NZSE has the power, in certain circumstances, to suspend trading in the shares of a listed company and to de-list a security.

     Until mid-1991, the Barclays Industrial Share Price Index (the "Barclays Index") was widely used to measure the performance of the New Zealand securities market. The Barclays Index was composed of a basket of 40 leading equity securities quoted on the NZSE weighted by their full market capitalization. In 1991, the NZSE introduced two new indices, the NZSE-40 Capital and the NZSE-30. The NZSE-40 is calculated in the same manner as the prior Barclays Index. The NZSE-30 measures the 30 largest issuers by value after excluding any shares held in blocks of 30% or more. In April of 1993, a small company index (the "NZSCI") was introduced and is composed of approximately 91 small company securities weighed by their full market capitalization, and typically have less offshore investment than companies in the main NZSE-40. Although the Commonwealth Australia/New Zealand Fund (the "Fund") invests in the leading securities, the NZSCI may provide a more meaningful comparison to the Fund because it more closely resembles the Fund's portfolio mix. Although the NZSE40 and the NZSE30indexes will continue to be calculated beginning on March 3, 2003 the new comparable benchmark will be the NZSE50 which will be a gross index (i.e. include gross dividends/distributions) with weightings based on free float adjusted market capitalization. The new index is believed to be more representative of the New Zealand market and more investible than the current NZSE40 index.

                      AUSTRALIA AND THE AUSTRALIAN ECONOMY
                      ------------------------------------

Economy
-------

     Although Australia has a much smaller economy than those of the United States and Japan, the Fund's Adviser believes that Australia has a high-growth, low-inflation, low-interest rate economy and that there is an efficient government sector, a flexible labor market and a competitive business sector.

     Australia's economic growth in the period immediately ahead, is forecast to be approximately 3.1 per cent. This growth is accompanied by low inflation. With low inflation comes low interest rates and, since mid-1996, official interest rates have fallen to levels not experienced since the very low inflation years of the 1960s. The basis for this economic performance has been a marked jump in productivity growth. Annual growth in multi-factor productivity (i.e. the productivity of labor and capital assets combined) averaged 1.8 per cent during the 1990s. A key element of the Australian Government's structural reform program since 1996 has been changes in labor market regulations and assistance. Reforms to workplace relations have included a move from centralized wage fixing to enterprise bargaining.

     As a result of these changes, the Fund's Adviser believes the labor market is more responsive to changes in the economy and impediments to job creation and productivity improvements have been reduced. The reforms to labor market and wage setting arrangements are an important reason why the recent period of growth has not been associated with inflationary wage increases.

     Australia's export base has diversified over the past 15 years. Exports of manufactures and services now exceed both mineral and rural exports.

     The Australian government has recently changed its tax system to reduce income taxes by broadening the indirect tax base, reduce tax complexity, reduce tax distortions and improve tax fairness. Australia has introduced the Goods and Services Tax (GST), along with many changes to business taxes. All these measures have been legislated.

     The GST, a broad-based value added tax, has replaced indirect taxes, including wholesale sales taxes which amounted to a tax on exporters and manufacturers. The GST of 10 per cent will apply to almost all goods and services. There will be no stamp duty on share transactions. Reforms to business taxes include reductions in company tax rates, which were cut from 36 per cent to 34 per cent for the 2000-01 income tax years and to 30 per cent thereafter.

     The Fund's Adviser believes that as a result of these changes, business costs and costs to exporters will be reduced. In 2002 and beyond, the Australian economy is expected by the Fund's Adviser to continue to grow strongly as the international economy improves and as the benefits of the Government's tax reform package flow through to the community. The Fund's Adviser believes Australia will continue to be a major commodity exporter. However, Australians have many strengths in sophisticated manufactures, ranging from auto parts to fast ferries, and in services industries, ranging from tourism to computing, education and financial services. Management also believes that with a sophisticated telecommunications base, it is well placed to succeed in the age of electronic commerce, the Internet and the World Wide Web and that sweeping changes in technology and in the Asia Pacific region will bring unprecedented opportunities in that region.

Australian Stock Market
-----------------------

     The Australian Stock Exchanges is one of the largest equity and options exchange in the region, second only to Tokyo. The Sydney Futures Exchange remains the largest and most innovative in the region. Australia is being recognized increasingly more and more as a regional financial centre, with: a well-regulated and sophisticated financial system, deep, liquid and transparent markets offering a wide range of products including equities, bonds and managed funds as well as world-class telecommunications. Australia has a multilingual and highly skilled workforce and a world-class system of financial regulation.

                         JAPAN AND THE JAPANESE ECONOMY
                         ------------------------------

Economy
-------

     Japan's strong work ethic, mastery of high technology, and a comparatively small defense allocation of GDP expenditures have helped Japan advance with extraordinary rapidity to the rank of second most technologically powerful economy in the world after the United States. Japan's economy is most noted for its manufacturers, suppliers, and distributors to work closely together in close-knit groups called keiretsu. Japan's industry is the most important sector of its economy that is heavily dependent on imported raw materials and fuels. Japan's much smaller agricultural sector is highly subsidized and protected, with crop yields among the highest in the world. Usually self-sufficient in rice, Japan maintains one of the world's largest fishing fleets which accounts for nearly 15% of the global catch.

     During the 1960's, 1970's and 1980's Japan's overall real economic growth had been spectacular: averaging 10% in the 1960s, 5% in the 1970s, and 4% in the 1980s. Growth slowed markedly between 1992-95 due largely to the aftereffects of over investment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. Growth picked up in 1996 due largely to a reflection of stimulative fiscal and monetary policies and low rates of inflation. Thereafter, Japan has experienced financial difficulties particularly in the banking system and real estate markets due to the rigidities in corporate structures and labor markets.

     Japan's mastery of robotics constitutes a key long-term economic strength, Japan is among the world's largest and technologically advanced producers of motor vehicles, electronic equipment, machine tools, steel and nonferrous metals, ships, chemicals; textiles, and processed foods.

     In the early 1990s, price inflation in Japan was weak. Over the last five years the tendency has become increasingly deflationary under the influences of slow economic growth, overcapacity, and increasing penetration of imports from low cost countries such as China.

Overseas trade is important to Japan's economy even though offshore production has eroded its importance. Japan has few natural resources and must export to pay for its imports of these basic requirements.

Japan's principal export markets are the United States, Canada, the United Kingdom, Germany, Australia, Korea, Taiwan and the People's Republic of China. The principal sources of its imports are the United States, South East Asia, the People's Republic of China and the Middle East.

Japanese Stock Market
---------------------

     There are eight stock exchanges in Japan. Of these, the Tokyo Stock Exchange, the Osaka Stock Exchange and the Nagoya Stock Exchange are the largest. The three main markets have two sections of stocks; generally, companies with smaller capitalization are listed on the second section. In addition, The Japan Over-The-Counter Trading Co. acts as the intermediary between securities companies wishing to trade shares on the over-the-counter
(OTC) market. The primary role of the OTC market is to facilitate the raising of funds from the investing public by unlisted, small and medium-sized companies. Equity securities of Japanese companies, which are traded in an over-the-counter market, are generally securities of relatively small or little-known companies. A new market, named "Mothers", was established on the Tokyo Stock Exchange on November 11, 1999. This market is designed to facilitate the public listing of venture business-type small corporations.

     There are two widely followed price indices. The Nikkei Stock Average (NSA) is an arithmetic average of 225 selected stocks computed by a private corporation. In addition, the Tokyo Stock Exchange publishes the TOPIX, formerly the TSE Index, which is an index of all first section stocks. The second section has its own index. Nihon Keizai Shimbun, Inc., the publisher of a leading Japanese economic newspaper, publishes the OTC Index.

     Compared to the United States, the common stocks of many Japanese companies trade at a higher price-earnings ratio. Historically, investments in the OTC market have been more volatile than the TOPIX.

                                 GLOBAL ECONOMY
                                 --------------

     The Fund's Adviser believes that the Global Economy provides an unusual opportunity for future growth. The world economy has experienced substantial decline since the First Quarter of 2000. The MSCI World Stock Index was in a state of decline prior to the September 11th attack on the World Trade Center and that decline was exacerbated by the attack. It is expected to recover as a result of prompt action by many governments to restore confidence and stimulate their economies. Inflation has also been declining globally providing a foundation for growth and higher real returns on investments. Foreign currencies have been appreciating versus the United States dollar providing a greater potential for investments in foreign currencies. Management believes that prices of stocks in particular are depressed in the worldwide market including the United States which provides an opportunity for investment in fundamentally sound companies at very attractive prices. The advisor will seek sound investments with potential for increased returns in any country and does not intend to invest any specified percentage in any country or area.

     The world economy has become integrated and most established companies in which the Fund intends to invest operate globally. Moreover, with the development of the economies of many countries, opportunities for sound investments may be lost by concentrating investment activities in any particular country or region. The globalization of the economy also dictates an analysis and consideration of the global economy and trends in countries outside of the United States as well as in the United States itself.

     The Global Fund affords the opportunity to invest in a globally oriented portfolio by investors who can accept global investment risk. It also provides the flexibility to pursue investment opportunities in any country in the world; however, it is not intended to provide a complete investment program for an investor.

                             PERFORMANCE INFORMATION
                             -----------------------

     A Fund may from time to time include figures indicating its total return or average annual total return in advertisements or reports to stockholders or prospective investors. Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in the Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect the deduction of a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years ending on the most recent calendar quarter (but not for a period greater than the life of the Fund), calculated pursuant to the following formula:

     The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                       n
Average Annual Total Return = P (1 + T)  = ERV

Where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     The Funds that compute their average annual total return - after taxes on distributions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions but not after taxes on redemption according to the following formula:

                                                                     n
Average Annual Total Return - After Taxes on Distributions = P(1 + T)  = ATV
                                                                            D

Where:    P = a hypothetical initial payment of $1,000
          T = average annual total return (after taxes on distributions) n = period covered by the computation, expressed in terms of years
          ATV = ending  value  of a  hypothetical  $1,000  payment  made  at the
             D beginning of the 1-, 5-, 10-year periods or at the end of he 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

     The Funds that compute their average annual total return - after taxes on distributions and redemptions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions and sale of Fund shares during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions and redemptions according to the following formula:

Average Annual Total Return - After Taxes on Distributions and sale of Fund shares = P(1 + T)n = ATVDR

Where     P = a hypothetical initial payment of $1,000
          T = average annual total return (after taxes on distributions and sale of Fund shares)
          n = period covered by the computation, expressed in terms of years
          ATV   = ending  value of a  hypothetical  $1,000  payment  made at the
             DR beginning of the 1-, 5-, 10-year periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions and sale of Fund shares

     Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

     For the one, five, and ten years ended December 31, 2002, each Fund's average annual total return and after tax return was:

                                   GLOBAL FUND
                                   -----------

     The Global Fund commenced operations on November 1, 2002 and has no operating history and has no Average Annual Total Return.

                                   JAPAN FUND
                                   ----------

                          1 Year       5 Years      10 Years
                          ------       -------      --------

Return Before Taxes       (8.58)%       (5.97)%      (3.49)%

Return After
Taxes on
Distribution              (8.58)%       (5.97)%      (3.52)%

Return After
Taxes on
Distribution and
Sale of Fund
Shares                    (5.27)%       (4.66)%      (2.70)%

                           AUSTRALIA/NEW ZEALAND FUND
                           --------------------------

                          1 Year       5 Years      10 Years
                          ------       -------      --------

Return
Before Taxes              21.61%        2.34%        2.45%

Return After
Taxes on
Distribution              21.61%        2.26%        1.85%

Return After
Taxes on
Distribution and
Sale of Fund
Shares                    13.27%        1.85%        1.72%

     After-tax returns are calculated using the historical highest federal marginal income tax rates, and do not reflect the impact of state and local taxes.

     Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(K) plans or individual retirement accounts.

     The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

     Past performance information for the Funds may be compared, in reports and promotional literature, to those of other mutual funds with similar investment objectives and to other relevant indexes or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Funds may be compared to data prepared by Lipper Analytical Services; Weisenberger Investment Company Service, CDA Investment Technologies, Inc. and analytical firms such as Frank Russell Company and SEI Corporation and with the performance of Standard & Poor's 500 Stock Index ("S&P 500"), the Morgan Stanley Capital International Index, Tokyo and other foreign exchanges, the New Zealand Small Company Index, Barclay's Industrial Share Index, NZSE - 40, the Dow Jones Industrial Average ("DJIA"), the Shearson Lehman Hutton Government Corporate Bond Index or other appropriate unmanaged indexes of performance of various types of investments so that investors may compare the Funds' results with those of indexes widely regarded by investors as representative of the securities markets in general. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Fortune, Business Review Weekly, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for the Funds reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of any Fund's future performance.

     THE FUND'S PORTFOLIO TURNOVER RATE: The Japan and New Zealand Funds' portfolio turnover rate as of the fiscal year ended October 31, 2002 was:

FUND                                    RATE
----                                    ----

Japan                                   5%

Australia/New Zealand                   28%

Global                                  Not Applicable

                             MANAGEMENT OF THE FUNDS
                             -----------------------

                       OFFICERS AND DIRECTORS INFORMATION
                       ----------------------------------

Independent Trustees
--------------------

     The following table presents information regarding each Independent Trustee of the Fund as of December 31, 2002. Each Trustee acts in that capacity for each fund series of the Commonwealth International Series Complex Trust which consist of three (3) separate fund series: Japan, Australia/New Zealand and Global. Each Trustee's age as of December 31, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustees has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Commonwealth International Series Trust, 5847 San Felipe, Suite 850, Houston, Texas 77057. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Funds. Because the Funds do not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Name, Address          Position Held   Term                 Principal       Number of          Other
and Age                With the Fund   of Office            Occupation(s)   Portfolios  in     Directorship
                                       Length of            During the      the Fund Complex   Trusteeships
                                       Time Served          Past 5 years    Overseen by        Held by the
                                                                            the Trustee        Trustee
-------------------------------------------------------------------------------------------------------------
John Akard, Jr. (37)   Trustee         Indefinite/ 3 yrs.   Attorney/CPA    Three (3)          None

Kathleen Kelly (50)    Trustee         Indefinite/ 3 yrs    Consultant      Three (3)          None

Jack Ewing (62)        Trustee         Indefinite/ 3 yrs    Professor       Three (3)          None

Interested Trustees
-------------------

     The following table presents information regarding each Interested Trustee of the Fund Complex as of December 31, 2002. The Interest Trustee is a Trustee of each Fund Series of the Commonwealth International Series Trust of which there are three (3) Funds: Japan, Australia/New Zealand and Global. Each Trustee's age as of December 31, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustees has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Commonwealth International Series Trust, 5847 San Felipe, Suite 850, Houston, Texas 77057. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Funds. Because the Funds do not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Name, Address          Position Held   Term                 Principal       Number of          Other
and Age                With the Fund   of Office            Occupation(s)   Portfolios  in     Directorship
                                       Length of            During the      the Fund Complex   Trusteeships
                                       Time Served          Past 5 years    Overseen by        Held by the
                                                                            the Trustee        Trustee
-------------------------------------------------------------------------------------------------------------
Robert Scharar (53)    President       Indefinite/ 3 yrs    Investment/     Three (3)          United Dominion
                                                            Manager/                           Realty
                                                            Attorney / CPA                     Trust

     - Mr. Scharar is considered an "Interested person" of the Fund because of his affiliation with the Fund's Investment Advisor as the sole shareholder of that Advisor.

Board of Trustees
-----------------

     Trustee's Responsibilities. The Board of Trustees' primary responsibility is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, 75% of the Board is comprised of Non-interested Trustees

     The Trustees meet quarterly throughout the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2002 and to date in 2003, the Trustees or Members thereof have conducted ten
(10) meetings to deal with fund issues of the Japan and Australia/New Zealand (including regular and special board meetings and audit committee meetings. These meetings included seven (7) regular board meetings, one (1) special meeting relating to the proposed combined 485A filing and two (2) audit committee meetings. They have also conducted two (2) regular meetings and one special meeting regarding 485A in 2002 to deal with Global Fund issues. Furthermore, the Independent Trustees review the fees paid to the Advisor for investment advisory services and to other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Trustees. The Trustees are assisted by the Funds' independent public accountants and other independent experts retained from time to time for various purposes. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees have appointed an audit committee from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

     In connection with their deliberations relating to the continuation of the Japan and Australia/New Zealand Fund's current Investment Advisory Agreement in May 2002, and the engagement of the Advisor for the newly formed Global Fund in March, 2002, the Trustees considered such information and factors as they believe, in the light of the legal advice furnished to them by their counsel and their own business judgment, to be relevant to the interests of the shareholders of the Funds. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to the Funds; investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Funds, themselves and relative to appropriate peer groups; the Advisor's profitability from managing the Funds (both individually and collectively) and the other investment companies managed by the Advisor before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to the Funds.

Committees
----------

     The following table provides information regarding each Fund's standing committees, including certain of each committee's principal functions.

Name of Committee   Function of Committee         Members of         Last Fiscal
                                                  Committee          Year
-----------------   ---------------------         ----------         -----------

Audit               Recommends selection of       John Akard, Jr.    10/31/2002
                    fund's independent            Kathleen Kelly
                    public accountants to         Jack Ewing
                    full board; reviews the
                    independence of such
                    firm; reviews scope of
                    audit and internal
                    controls; considers and
                    reports to the Board on
                    matters relating to the
                    fund's accounting and
                    financial reporting
                    practices.

Trustee Fund Ownership
----------------------

     The following sets forth ranges representing each Trustee's beneficial ownership of Fund shares as of December 31, 2002.

                       Dollar Range                  Aggregate Dollar Range of
                       of Equity                     Equity Securities in All
Name of                Securities                    Registered Investments
Trustees               in the Fund                   Overseen by the Trustees
--------               ------------                  ---------------------------
Interested Trustee
------------------

Robert W. Scharar      $1 - $10,000.00 (per Fund)    $1 - $10,000.00 (all Funds)

Independent Trustee
-------------------

Jack Ewing             None (per Fund)               None  (all Funds)

John Akard, JR.        $1 - $10,000.00 (per Fund)    $1 - $10,000.00 (all Funds)

Kathleen Kelly         $1 - $10,000.00 (per Fund)    $1 - $10,000.00 (all Funds)

Remuneration
------------

     Each Independent Trustees receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustees for travel time to meetings, attendance at Trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at Trustees' conferences or service on special Trustees task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. No

Independent Trustee owns any security beneficially or of record in (i) an investment or principal underwriter of the Fund; or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

     The following table shows the aggregate compensation received by each Independent Trustees from the Fund and from all of the Commonwealth funds as a group for the most recent fiscal year.

                             COMMONWEALTH JAPAN FUND
                             -----------------------

                                           Pension or                               Total Compensation
                            Aggregate      Retirement Benefits   Estimated Annual   From Fund and Fund
Name of                     Compensation   Accrued As Part of    Benefits Upon      Complex Paid To
Person / Position           From Fund      of Funds Expenses     Retirement         Trustees (*)

John Akard, Jr., Trustees   $5,500.00      $0                    $0                 $11,000.00  (1)
Kathleen Kelly, Trustees    $5,500.00      $0                    $0                 $11,000.00  (1)
Jack Ewing, Trustees        $5,500.00      $0                    $0                 $11,000.00  (1)
------------------------------------------------------------------------------------------------------

*    Company does not pay deferred compensation.
(1)  Trustee  of   Commonwealth   International   Series  Trust  -  Commonwealth
     Australia/New Zealand and Global Funds.

                     COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                     ---------------------------------------

                                           Pension or                               Total Compensation
                            Aggregate      Retirement Benefits   Estimated Annual   From Fund and Fund
Name of                     Compensation   Accrued As Part of    Benefits Upon      Complex Paid To
Person / Position           From Fund      of Funds Expenses     Retirement         Trustees (*)

John Akard, Jr., Trustees   $5,500.00      $0                    $0                 $11,000.00  (1)
Kathleen Kelly, Trustees    $5,500.00      $0                    $0                 $11,000.00  (1)
Jack Ewing, Trustees        $5,500.00      $0                    $0                 $11,000.00  (1)
------------------------------------------------------------------------------------------------------

*    Company does not pay deferred compensation.
(1) Trustee of Commonwealth International Series Trust - Commonwealth Japan and Global Funds

                            COMMONWEALTH GLOBAL FUND
                            ------------------------

                 ESTIMATED FIGURES FOR FIRST YEAR OF OPERATIONS
                 ----------------------------------------------

                                           Pension or                               Total Compensation
                            Aggregate      Retirement Benefits   Estimated Annual   From Fund and Fund
Name of                     Compensation   Accrued As Part of    Benefits Upon      Complex Paid To
Person / Position           From Fund      of Funds Expenses     Retirement         Trustees (*)

John Akard, Jr., Trustees   $0             $0                    $0                 $11,000.00  (1)
Kathleen Kelly, Trustees    $0             $0                    $0                 $11,000.00  (1)
Jack Ewing, Trustees        $0             $0                    $0                 $11,000.00  (1)
------------------------------------------------------------------------------------------------------

*    Company does not pay deferred compensation.
(1) Trustee of Commonwealth International Series Trust - Commonwealth Japan and Australia. New Zealand Funds

     As noted above, the Trustees conducted over six meetings in 2002 to deal with fund issues (including regular and committee meetings). These meetings included four regular board meetings and two audit committee meetings.

     Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund.

                                 CODE OF ETHICS
                                 --------------

     The Fund and its Investment Adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). These codes prohibit certain investments by personnel subject to the Code in securities that may be purchased or held by the Fund.

                          INVESTMENT ADVISORY AGREEMENT
                          -----------------------------

     Commonwealth International Series Trust (the Trust) has entered into three separate Investment Advisory Agreements on behalf of its three separate Funds, Commonwealth Japan Fund, Commonwealth Australia/New Zealand Fund and Commonwealth Global Fund with FCA Corp. (FCA), dated August 25, 1997, November 25, 1991 and March 1, 2002, respectively (the Advisory Agreement(s)). The Adviser manages the investment of the Funds' assets and places orders for the purchase and sale of their portfolio securities. In connection with its responsibilities, the Adviser provides the Funds with research, analysis, advice, and economic and statistical data and judgments involving individual investments, general economic conditions and trends, and long-range investment policy.

     The Adviser is controlled by Robert W. Scharar, the Chairman of the Board of Trustees of the Funds as the principal stockholder of the Adviser's parent company, First Commonwealth Holding Company.

     Under the Investment Advisory Agreement, each Fund pays to the Adviser as compensation for the services rendered by it a fee, calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund. During the fiscal years ended October 31, 2002, 2001, and 2000, the Funds paid investment advisory fees as follows:

                        AUSTRALIA/NEW ZEALAND         JAPAN
                        ---------------------         -----

October 31, 2002        $40,399.00                    $26.674.00

October 31, 2001        $27,117.00                    $28,128.00

October 31, 2000        $28,721.00                    $38,777.00

     During the fiscal years ended October 31, 2002, 2001 and 2000, the annual total operating expenses of each Fund prior to and after the reimbursements by the Adviser were:

                        AUSTRALIA/NEW ZEALAND         JAPAN
                        ---------------------         -----

                        Before       After            Before       After

October 31, 2002        5.63%        5.63%            6.94%        6.94%

October 31, 2001        5.74%        5.74%            5.57%        5.57%

October 31, 2000        4.75%        4.75%            3.84%        3.84%

     The Global Fund commenced operations on November 1, 2002 and accordingly has had no prior operating or Adviser fee history.

     The Investment Advisory Agreement also provides that the Adviser shall not be liable to the Fund for any errors or losses unless such errors or losses result from willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser's duties under the Investment Advisory Agreement.

     The Investment Advisory Agreement for the Japan and Australia/New Zealand Funds were last approved by the Board of Trustees on May 30, 2002 and may be continued from year to year if specifically approved at least annually (a) by the Board of Trustees of the Trust or by vote of a majority of the Funds shares and (b) by the affirmative vote of a majority of the trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.

     The Adviser shall not be required to pay any expenses of the Fund, other than those specifically allocated to the Adviser pursuant to the agreement. In particular, but without limiting the generality of the foregoing, the Adviser shall not be responsible, except to the extent of the reasonable compensation of such of the Fund's employees as are Trustees, officers or employees of the Adviser whose services may be involved, for the following expenses of the Fund: organization and certain offering expenses of the Fund (including out-of-pocket expenses, but not including the Adviser's overhead and employee costs); fees payable to the Adviser and to any other expenses; interest expenses; telephone, telex, facsimile, postage and other communications expenses; taxes and governmental fees; fees, dues and expenses incurred by or with respect to the Fund in connection with membership in investment company trade organizations; cost of insurance relating to fidelity coverage for the Fund's officers and employees, fees and expenses of the Fund's Administrator or of any custodial, sub custodian, transfer agent, registrar, or dividend disbursing agent of the Fund; payments to the Administrator for maintaining the Fund's financial books and records and calculating its daily net asset value; other payments for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; expenses of preparing share certificates and, except as provided below , other expenses in connection with the issuance, offering, distribution or sale of securities issued by the Fund; expenses relating to investor and public relations; expenses of registering and qualifying shares of the Fund for sale; freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other assets of the Fund, or of entering into other transactions or engaging in any investment practices with respect to the Fund; expenses of printing and distributing prospectuses, Statements of Additional Information, reports, notices and dividends to shareholders; costs of stationery; any litigation expenses; costs of shareholders' and other meetings; the compensation and all expenses (specifically including travel expenses relating to the Trust business) of Trustees, officers and employees of the Trust who are not interested persons of the Adviser or Administrator; and travel expenses (or an appropriate portion thereof) of Trustees and officers of the Trust who are Trustees, officers or employees of the Adviser or the Administrator to the extent that such expenses relate to attendance at meetings of the Board of Trustees of the Trust or any committees thereof or advisers thereto.

     The Adviser shall not be required to pay expenses of any activity which is primarily intended to result in sales of shares of the Fund if and to the extent that (i) such expenses are assumed or required to be borne by the Fund's principal underwriter or some other party, or (ii) the Trust on behalf of the Fund shall have adopted a plan in conformity with Rule 12b-1 under the 1940 Act providing that the Fund (or some other party) shall assume some or all of such expenses. The Adviser shall be required to pay such of the foregoing sales expenses as are not assumed or required to be paid by the principal underwriter or some other party or are not permitted to be paid by the Fund (or some other party) pursuant to such a plan.

           FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
           -----------------------------------------------------------
                      THE INVESTMENT ADVISORY AGREEMENTS.
                      -----------------------------------

     The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment
Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the terms of the investment advisory and sub-advisory agreements, if any, are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Funds. The Independent Trustees believe that the current investment advisory agreements enable the Funds to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the "interested" Trustees of the Trust and any officers of the Advisers or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust.

     In evaluating the investment advisory agreements, the Independent Trustees reviewed materials furnished by the Investment Advisers, including information regarding the Investment Adviser or its affiliates and personnel, its operations and financial condition. The Independent Trustees discussed with each the operations of the Trust and the capabilities of the Investment Advisers to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

     -    the investment performance of each Fund;

     - the fees charged by the Investment Advisers for investment advisory services, as well as other compensation received by the Investment Advisers;

     -    the projected total operating expenses of each Fund;

     - the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

     -    the  experience  of  the  investment   advisory  and  other  personnel
          providing services to the Funds and the historical quality of the services provided by the Investment Advisers; and

     -    the profitability to the Investment Advisers of managing each Fund.

     The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Investment Advisers, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; and (4) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory agreements.

       BOARD'S APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR COMMONWEALTH
       ------------------------------------------------------------------
                                  GLOBAL FUND.
                                  ------------

     In conjunction with the establishment of Commonwealth Global Fund, at its meeting on February 25, 2002, the Board approved an investment advisory agreement for the Fund. The Board determined that the terms of the investment advisory agreement are fair and reasonable and are in the Fund's best interests.

     In  evaluating  the  proposed  investment  advisory  agreement,  the  Board reviewed materials furnished by the Fund's Adviser, including information regarding the Adviser, its affiliates and personnel, operations and financial condition. The Board discussed with representatives of the Adviser the Fund's anticipated operations and the Adviser's ability to provide advisory and other services to the Fund. The Board reviewed performance information of another Commonwealth fund with a substantially similar investment objective, policies and strategies as the Fund and managed by the same portfolio manager as the Fund. The Board also reviewed, among other things: (1) the investment performance of other funds advised by the Adviser with similar investment strategies; (2) the proposed fees to be charged by the Adviser for investment management services, taking into account a contractual fee waiver by the Adviser; (3) the Fund's projected total operating expenses; (4) the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and (5) the experience of the investment advisory and other personnel who would be providing services to the Fund.

     The Board considered the following as relevant to its recommendations: (1) the favorable history, reputation, qualification and background of the Adviser, as well as the qualifications of their personnel; (2) that the advisory fee and projected expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of other funds managed by the Adviser with similar objectives compared to the results of other comparable investment companies and unmanaged indices; and (4) other factors that the Board deemed relevant.

                             ADMINISTRATIVE SERVICES

     Under an agreement ("Services Agreement") between the Trust and InCap Services Company (formerly known as Declaration Services Company) (the "Administrator"), the Administrator supervises all aspects of the Funds' operations other than the management of its investments. As part of these services, the administrator oversees the performance of administrative and professional services to each Fund by others; provides office facilities; supervises the preparation of reports to stockholders and the Securities and Exchange Commission; and provides personnel for supervisory, administrative and clerical functions. For the Administrator's services, each Fund will pay to the Administrator an estimated fee of $71,000.00 per Fund.

     Each Fund bears the cost of its accounting services, performed by InCap Services Company formerly Declaration Services Corp. which includes maintaining their financial books and records and calculating their daily net asset value. Each Fund also pays transfer agency fees, custodian fees, legal and auditing fees, the costs of reports to stockholders and the Securities and Exchange Commission, fees under the Service and Distribution Plan (see "Distribution") and all other ordinary expenses not specifically borne by the Administrator.

                                   DISTRIBUTOR
                                   -----------

     InCap Securities, Inc. (formerly Declaration Distributors, Inc.) (the "Distributor"), is located at 630-A Fitzwatertown Road, Willowgrove, PA 19090, and acts as the principal underwriter of each Fund's shares pursuant to an agreement, dated October 7, 2000 and amended on December 14, 2002, with the Trust (the "Distribution Agreement"). The Distributor has the exclusive right to distribute Fund shares in a continuous offering through affiliated and unaffiliated dealers. The Funds bear the cost of communicating with Fund Shareholders, including the cost of preparing, setting in type, printing and distributing the Prospectus, Statement of Additional Information and Registration Statements, Transfer Agent fees and other costs of providing Shareholder services, the cost of supplying prices and Fund information needed by the Distributor, and any taxes related to the sale of securities under each Fund's 12b-1 Plan. Such total expenses, including a $10,000.00 Distributor fee for its service, is limited to .25% of net assets.

     The Distributor's obligation is a best efforts arrangement under which the Distributor is required to take and pay for only those Fund shares that may be sold to the public. The Distributor is not obligated to sell any stated number of shares. Also the Distributor will provide support services including review of sales and marketing literature and submissions so the NASD; NASD record keeping; and quarterly report to the Funds' Board of Trustees. In addition, such support services may include: fulfillment services, including telemarketing, printing, mailing and follow-up tracking of sales leads; and licensing Manager or Fund personnel as registered representatives of the Distributor and related supervisory activities.

     The Distribution Agreement is renewable from year to year if approved (a) by the Trust's Board of Trustees or by a vote of a majority of the Fund's shares or (b) by the affirmative vote of a majority of trustees who are not parties to the Distribution Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

     Each Fund has adopted, a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 which permits the Fund to pay expenses in connection with the distribution of its shares and provision of certain services to stockholders. As required by Rule 12b-1, each Fund's Plan was approved by a vote of the Fund's Board of Trustees, and by a vote of the trustees who are not "interested persons" of the Fund as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees").

     As required by Rule 12b-1, the trustees will review quarterly reports prepared by the Distributor on the amounts expended and the purposes for the expenditures. The amounts paid to CAPCO, the prior administrator, during the fiscal years ended October 31, 2000 and to the Distributor for the two fiscal years ended October 31, 2001 and October 31, 2002 were as follows:

                              AUSTRALIA/NEW ZEALAND
                              ---------------------

Fiscal Year     Total 12b-1            Amount Retained     Amount Paid to Other
Ended           Expenses/Fees Paid     By Distributor      Service Organizations

10/02           $ 13,466               $     0             $     0

10/01           $  9,036               $     0             $     0

10/00           $  9,574               $ 8,856             $   718

                                      JAPAN
                                      -----

Fiscal Year     Total 12b-1            Amount Retained     Amount Paid to Other
Ended           Expenses/Fees Paid     By Distributor      Service Organizations

10/02           $  8,891               $     0             $     0

10/01           $  9,376               $     0             $     0

10/00           $ 12,926               $12,.667            $   259

                                     GLOBAL
                                     ------

     The Global Fund is newly established and has no expenses to date.

     The Plan and related agreements may be terminated at any time by a vote of the Plan Trustees or by a vote of a majority of each Fund's outstanding voting securities. As required by Rule 12b-1, selection and nomination of the disinterested trustees for each Fund is committed to the discretion of the trustees who are not "interested persons" as defined under the 1940 Act.

     Any change in the Plan that would materially increase the distribution expenses of the Fund requires stockholder approval, but otherwise, the Plan may be amended by the trustees, including a majority of the Plan Trustees.

     The Plan will continue in effect for successive one year periods provided that such continuance is specifically approved by a majority of the trustees, including a majority of the Independent Trustees. In compliance with the Rule, the trustees, in connection with both the adoption and continuance of the Plan, requested and evaluated information they thought necessary to make an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit each Fund and its stockholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

     The Adviser is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that a Fund may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Fund or the Adviser.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     The Trust's Board of Trustees has authorized the Adviser to cause each Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser that provide lawful and appropriate assistance to the Adviser in the performance of its decision-making responsibilities. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Funds. The Adviser undertakes that such higher commissions will not be paid by a Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable State and Federal laws and regulations, and (c) in the opinion of the Adviser, the total commissions paid by each Fund are reasonable in relation to the expected benefits to each Fund over the long term. The investment advisory fee paid by each Fund under the Advisory Agreements is not reduced as a result of the Adviser's receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Adviser may consider sales of a Fund's shares as a factor in the selection of dealers to execute portfolio transactions for the Fund.

     The Adviser places portfolio transactions for other advisory accounts. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Funds) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to a Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     During the fiscal years ended October 31, 2002 and 2001, the Australia/New Zealand Fund and the Japan Fund paid $11,733.00 and $11,309, and $ 942.00 and $9,123, respectively, in brokerage commissions on portfolio trades. There were no transactions effected through affiliated brokers during those years.

     There were no securities transactions effected through brokers who furnished the Funds with statistical, research and advisory information. The Australia/New Zealand Fund and the Japan Fund executed trades in the amount of $2,012,980.00 and $999,446.00, respectively in which a "mark up" (the dealer's profit) may be included in the price of the securities.

                          HOW TO BUY AND REDEEM SHARES
                          ----------------------------

     Shares of the Funds are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including InCap Securities, Inc. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Fund's public offering price.

     After an order is received by the Distributor, shares will be credited to a stockholder's account at the net asset value next computed after an order is received. See "Determination of Net Asset Value". Initial purchases must be at least $200.00; however, this requirement may be waived by the Distributor for plans involving continuing investments. There is no minimum for subsequent purchases of shares. No stock certificates representing shares purchased will be issued except upon written request to a Fund's Transfer Agent. The Funds' management reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. See "Buying and Selling Fund Shares" in the Prospectus.

     Generally, stockholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to the Commonwealth (Japan) (Australia/New Zealand) (Global) Fund, c/o InCap Securities, Inc. (the "Distributor"), 630-A Fitzwatertown Road, Willowgrove, PA 19090. In addition, certain expedited redemption methods are available. Accounts having a balance of less than $200.00 may be redeemed by the Fund in its sole discretion. (See Buying and Selling Fund Shares in the Prospectus.)

                        DETERMINATION OF NET ASSET VALUE
                        --------------------------------

     Each Fund's net asset value is computed, Monday through Friday, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. A Fund's net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund will in some cases value its portfolio securities as of days on which the Applicable Exchange is closed for holidays or other reasons. At such times, the Fund will follow such procedures as the Trustees have determined to be reasonable.

     Each Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including any accrued expenses) by the total number of Fund shares outstanding at such time. To avoid large fluctuations in the computed net asset value, accrued expenses will be charged against the Fund on a daily basis, i.e. 1/360 of the annual amount due by the Fund each year.

     Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at 17:00 Greenwich Mean Time (12:00 p.m. Eastern Standard Time) on each U.S. business day.

     Portfolio securities which are primarily traded on securities exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Debt securities, except short-term obligations, are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity and debt securities for which there is no sales price available and securities not quoted on any exchange are valued based on the average of quotations from brokers in the relevant equity or fixed income securities market. In the absence of such quotations, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on a Stock Exchange, the calculation of net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities. If an event were to occur after the value of a Fund instrument was so established but before the net asset value per share is determined which is likely to materially change the net asset value, the Fund instrument would be valued using fair value considerations established by the Board of Trustees.

                                      TAXES
                                      -----

     The following discussion summarizes certain U.S. Federal tax considerations incident to an investment in the Funds. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Moreover, Investors are cautioned that changes may occur which will render the discussion below inaccurate or incomplete.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification and election to be taxed as a regulated investment company involves no supervision of management or investment policies or practices by any government agency.

     To qualify as a regulated investment company, each Fund must, among other things: (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock, securities or foreign currencies; (2) diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (3) distribute in each taxable year at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, certain foreign currency gains and net short-term capital gains in excess of net long-term capital losses).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above.

     As a regulated investment company, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, that it distributes to stockholders. Each Fund intends to distribute to its stockholders, at least annually, substantially all of its investment company taxable income and net capital gains.

     A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. Each Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election would involve marking-to-market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net marking-to-market gains included in income in prior years.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

     Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, each Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (reduced by certain net operating losses, as prescribed by the Code); and (3) all ordinary income and capital gain net income from previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to stockholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be taxable to stockholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     If a Fund retains net capital gains for reinvestment (although it has no plans to do so), the Fund may elect to treat such amounts as having been distributed to its stockholders. As a result, the stockholders would be subject to tax on undistributed net capital gains, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gains as a credit against their own Federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

     DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income, whether received in cash or reinvested in Fund shares, will be taxable to a stockholder as ordinary income. The excess of net long-term capital gains over the short-term capital losses realized, properly designated and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates regardless of how long a stockholder has held Fund shares.

     Dividends received by corporate stockholders may qualify for the dividends received deduction to the extent a Fund designates its dividends as derived from dividends from domestic corporations. The amount designated by the Fund as so qualifying cannot exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. Since the Fund's income may not consist exclusively of dividends eligible for the corporate dividends received deduction, its distributions of investment company taxable income likewise may not be eligible, in whole or in part, for that deduction. The alternative minimum tax applicable to corporations may reduce the benefits of the dividends received deductions. The dividends received deduction may be further reduced if the shares of the Fund are debt-financed or are deemed to have been held less than 46 days.

     All distributions are taxable to stockholders whether reinvested in additional shares of a Fund or received in cash. Stockholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Stockholders will be notified annually as to the Federal tax status of distributions paid to them by each Fund.

     Distributions by a Fund reduces the net asset value of the Fund shares. Should a distribution reduce the net asset value below a stockholder's cost basis, the distribution nevertheless would be taxable to the stockholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

     OPTIONS, FUTURES AND FORWARD FOREIGN CURRENCY CONTRACT TRANSACTIONS. Many of the options, futures and forward foreign currency contracts that may be entered into by the Funds will be classified as "section 1256 contracts." Generally, gains or losses on section 1256 contracts are considered to be 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is generally treated as 60/40 gain or loss.

     Generally, the transactions involving options, futures and forward foreign currency contracts that may be undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures and forward foreign currency contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to stockholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to defer the recognition of losses and/or accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     FOREIGN CURRENCY GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward foreign currency contracts and forward contracts with respect to debt securities, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its stockholders as ordinary income.

     FOREIGN TAXES. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Under the current income tax treaty between the United States and Japan, Australia and New Zealand, the withholding tax imposed by Japan, Australia and New Zealand on dividends from Japan, Australia and New Zealand sources is generally 15% and the withholding tax on interest from Japan, Australia and New Zealand sources is generally 10%. It is impossible to determine the rate of foreign tax in advance, since the amount of a Fund's assets to be invested in various countries is not known.

     If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a stockholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and generally will be entitled either to deduct (as an itemized deduction) his pro rata share of such foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his Federal income tax liability. Each stockholder will be notified within 60 days after the close of each Fund's taxable year whether the Fund has elected to "pass-through" its foreign taxes for that year and, if so, the relevant amounts of foreign tax and foreign source income to be taken into account by the stockholder. It cannot be determined in advance whether a Fund will be eligible to make the foreign tax pass-through election. If the Fund is ineligible to do so, the foreign income and similar taxes incurred by it generally will reduce the Fund's investment company taxable income that is distributable to stockholders.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. Federal income tax attributable to his total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to its stockholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income and to certain other types of income. Stockholders may be unable to claim a credit for the full amount of their proportionate share of foreign taxes paid by a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax (prior to reduction for the "regular" tax liability for the year) imposed on corporations and individuals. In addition, foreign taxes may not be deducted by a stockholder that is an individual in computing alternative minimum taxable income.

     The foregoing is a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each stockholder, stockholders are advised to consult their own tax advisers.

     DISPOSITION OF SHARES. Upon a taxable disposition (for example, a redemption) of Fund shares, a stockholder may realize a taxable gain or loss, depending upon his basis in his shares. That gain or loss will be a capital gain or loss if the shares are capital assets in the stockholder's hands, and generally will be long-term or short-term depending upon the stockholder's holding period for the shares. Any loss realized by a stockholder on a disposition of Fund shares held by the stockholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the stockholder with respect to such shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Under certain circumstances, any charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares of a Commonwealth Fund or another regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge not allowed by this rule will be treated as a sales charge for the new shares.

     BACKUP WITHHOLDING. A Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions from the Fund and of gross proceeds from the redemption of the Fund shares payable to stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder's Federal income tax liability.

     FOREIGN STOCKHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. Federal income taxation of a stockholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership (a "foreign stockholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such stockholder, as discussed generally below. Special U.S. Federal income tax rules that differ from those described below may apply to foreign persons who invest in the Fund. For example, the tax consequences to a foreign stockholder entitled to claim the benefits of an applicable tax treaty may be different from those described below. Foreign stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

     FOREIGN STOCKHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the stockholder, distributions of investment company taxable income generally will be subject to a U.S. Federal withholding tax of 30% (or lower treaty rate) on the gross amount of the distribution. Foreign stockholders may also be subject to the U.S. Federal withholding tax on the income resulting from any election by the Fund to treat foreign taxes paid by it as paid by its stockholders, but foreign stockholders will not be able to claim a credit or deduction for the foreign taxes treated as having been paid by them.

     Distributions of net capital gains, if any, designated by a Fund as capital gain dividends (as well as amounts retained by the Fund which are designated as undistributed capital gains) and gain realized upon a disposition of Fund shares generally will not be subject to U.S. Federal income tax unless the foreign stockholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. However, this rule only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year generally is treated as a resident for U.S. Federal income tax purposes and is taxable on his worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. Federal withholding tax. In the case of certain foreign stockholders, a Fund may be required to withhold

U.S. Federal income tax at a rate of 31% of distributions of net capital gains and of the gross proceeds from a redemption of Fund shares unless the stockholder furnishes the Fund with certifications regarding the stockholder's foreign status. See "Backup Withholding."

     FOREIGN STOCKHOLDERS - INCOME EFFECTIVELY CONNECTED. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign stockholder, then all distributions and any gains realized upon the disposition of Fund shares will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations. Foreign stockholders that are corporations may also be subject to the branch profits tax.

     FOREIGN STOCKHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. Federal estate tax on their U.S. situs property, such as shares of the Funds, that they own at the time of their death. Certain credits against such tax and relief under applicable tax treaties may be available.

     OTHER TAXES. Distributions and redemption proceeds with respect to the Funds also may be subject to state, local and foreign taxes, depending upon each stockholder's particular situation. Stockholders are advised to consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     The following table sets forth information concerning such persons that, to the knowledge of the Fund's Board of Trustees, owned, of record, more than five percent of the Fund's shares as of February 14, 2003:

                             COMMONWEALTH JAPAN FUND
                             -----------------------

Name and Address                                  Percent of Ownership
----------------                                  --------------------

Charles Schwab & Company, Inc.                    38.97%
Special Custody Account for Benefit
  of Customers
ATTN: Mutual Fund Dept.
101 Montgomery Street, Dept. 122
San Francisco, California  94104

Smith Barney Shearson                             33.94%
333 West 34th Street, 7th Floor
New York, New York  10001

SMC Pneumatics, Inc.                              6.57%
3011 N. Franklin Rd.
Indianapolis, IN  46226-6308

                     COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                     ---------------------------------------

Name and Address                                  Percent of Ownership
----------------                                  --------------------

Smith Barney Shearson                             15.26%
333 West 34th Street, 7th Floor
New York, New York  10001

Charles Schwab & Company, Inc.                    14.40%
Special Custody Account for Benefit
  of Customers
ATTN: Mutual Fund Dept.
101 Montgomery Street, Dept. 122
San Francisco, California  94104

National Financial Services, Inc.                 9.95%
Attn:  Mutual Funds
P.O. Box 750
New York, NY 10281

                            COMMONWEALTH GLOBAL FUND

Name and Address                                  Percent of Ownership
----------------                                  --------------------

Smith Barney Shearson                             51.95%
333 West 34th Street, 7th Floor
New York, New York  10001

Charles Schwab & Company, Inc.                    6.96%
Special Custody Account for Benefit
  of Customers
ATTN: Mutual Fund Dept.
101 Montgomery Street, Dept. 122
San Francisco, California  94104

                              FINANCIAL INFORMATION
                              ---------------------

     The Report of Independent Certified Public Accountants and financial statements of the Fund included in its Annual Report to shareholders for the fiscal year ended October 31, 2002 filed January 17, 2003 is incorporated herein by reference to such Report. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by calling 1-800-345-1898.

     To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to each household, even if more than one person in the household owns shares of a Fund. Call Commonwealth at 1-800-345-1898 if you need additional copies of a financial report or prospectus. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Commonwealth in writing at 630-A Fitzwatertown Road, Willowgrove, PA 19090. Electronic copies of most financial reports and prospectuses are available at Commonwealth's web site. To participate in Commonwealth's electronic delivery program, call Commonwealth or visit Commonwealth's web site for more information.

                                OTHER INFORMATION
                                -----------------

     CUSTODY OF ASSETS. All securities owned by each Fund and cash from the sale of securities in the Fund's investment portfolio are held by The Fifth Third Bank (the "custodian"), 38 Fountain Square, Cincinnati, Ohio 45263.

     STOCKHOLDER REPORTS. Semi-annual reports are furnished to stockholders, and annually the financial statements in such reports are audited by the independent accountants.

     INDEPENDENT ACCOUNTANTS. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102-1732, the independent accountants for the Funds, performs annual audits of each Fund's financial statements.

     LEGAL COUNSEL. Rabil & Ropka, L.L.C., 1010 Kings Highway South, Building Two, Suite B, Cherry Hill, New Jersey 08034, is legal counsel to the Funds.

     TRANSFER  AND  SHAREHOLDER   SERVICING   AGENT.  The  Funds'  transfer  and
shareholder servicing agent is InCap Securities, Inc., the "Distributor",630-A Fitzwatertown Road, Willowgrove, PA 19090.

                                   APPENDIX A

                               RATING DEFINITIONS
                 (Standard & Poor's / Moody's Investor Service)

                                LONG-TERM RATINGS
                                -----------------

     AAA rated corporations, financial institutions, governments or asset-backed financing structures (entities) have an extremely strong capacity to pay interest and repay principal in a timely manner.

     AA rated entities have a strong capacity to pay interest and repay principal in a timely manner and differ from the highest rated entities only in small degree.

     A rated entities have a strong capacity to pay interest and repay principal in a timely manner although they may be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher rating categories.

     BBB rated entities have a satisfactory or adequate capacity to pay interest and repay principal in a timely manner. Protection levels are more likely to be weakened by adverse changes in circumstances and economic conditions than for borrowers in higher rating categories.

     Entities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such entities will likely have some quality and protective characteristics these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB rated entities face ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to a less adequate capacity to meet timely debt service commitments.

     B rated entities are more vulnerable to adverse business, financial or economic conditions than entities in higher rating categories. This vulnerability is likely to impair the borrower's capacity or willingness to meet timely debt service commitments.

     CCC rated entities have a currently identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely debt service commitments. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C rated entities have a high risk of default or are reliant on arrangements with third parties to prevent defaults.

     D rated entities are in default. The rating is assigned when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired. The "D" rating is also used upon the filing of insolvency petition or a request to appoint a receiver if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Rating Watch highlights an emerging situation which may materially affect the profile of a rated corporation.

                               SHORT-TERM RATINGS
                               ------------------

     Includes Commercial Paper (up to 12 months)

     A.1 rated  entities  possess a strong  degree  of safety  regarding  timely
payment.   Those  entities   determined  to  possess   extremely  strong  safety
characteristics are denoted with an "A.1+" designation.

     A.2 rated entities have a satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for those rated "A.1".

     A.3 rated entities have an adequate capacity for timely repayment. They are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B rated entities have only a speculative capacity for timely payment. Those with a "B.1" have a greater capacity to meet obligations and are somewhat less likely to be weakened by adverse changes in the environment and economic conditions than those rated "B.2".

     C.1 rated entities possess a doubtful capacity for payment.

     D.1 rated entities are in default.

     Ratings of BBB- (Long-Term) or A.3 (Short-Term) and above are investment grade.

                     COMMONWEALTH INTERNATIONAL SERIES TRUST
           (FORMERLY KNOWN AS THE CAPSTONE INTERNATIONAL SERIES TRUST)

                           ON BEHALF OF ITS FUNDS THE

                            COMMONWEALTH JAPAN FUND,
                   (FORMERLY KNOWN AS THE CAPSTONE JAPAN FUND)

                    COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND,
                (FORMERLY KNOWN AS THE CAPSTONE NEW ZEALAND FUND)

                            COMMONWEALTH GLOBAL FUND

                                ----------------

                                OTHER INFORMATION

                 (PART C TO REGISTRATION STATEMENT NO. 33-6867)

Item 23.  Exhibits

A(i). Declaration of Trust as amended and restated dated December 29, 1986 is incorporated herein by reference and attached as Exhibit A(i) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

A(ii). Amendment and Restatement to Declaration of Trust dated May 25, 1989 amending the name of the trust to Capstone International Series Trust is incorporated herein by reference and attached as Exhibit A(ii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

A(iii) Amendment and Restatement to Declaration of Trust filed September 13, 1990 to establish and designate separate series of funds known as European Plus Fund, Framlington International Fund, Nikko Japan Tilt Fund and the International Value Fund is incorporated herein by reference and attached as Exhibit A(iii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

A(iv). Amendment and Restatement to the Declaration of Trust filed September 19, 1991 to establish and designate a separate series known as the New Zealand Fund is incorporated herein by reference and attached as Exhibit A(iv) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

A(v). Amendment and Restatement to the Declaration of Trust dated November 5, 1991 and filed November 18, 1991 to terminate a series of the Trust known as the International Value Fund is incorporated herein by reference and attached as Exhibit A(v) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

A(vi) Amendment and Restatement to the Declaration of Trust dated October 7, 2002 amending the name of the Trust to Commonwealth International Series Trust; is incorporated herein by reference and attached as Exhibit A(iv) to Post-Effective Amendment No. 36 to Registration No. 33-6867.

A(vii) Amendment and Restatement to Declaration of Trust dated January 29, 2002 to establish and designate separate series of funds known as the Japan Fund, Australia/ New Zealand Fund and the Global Fund is incorporated herein by reference and attached as Exhibit A(vii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

B(i). By-Laws is incorporated herein by reference and attached as Exhibit B(i) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

B(ii). Amendment to By-Laws dated September 29, 1986 is incorporated herein by reference and attached as Exhibit B(ii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

B(iii). Amendment to By-Laws dated July 24, 1989 is incorporated herein by reference and attached as Exhibit B(iii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

C.        None.

D(i).     Investment  Advisory  Agreement  between  Commonwealth   International
          Series Trust, on behalf of Commonwealth Australia/New Zealand Fund, and FCA Corp is incorporated herein by reference and attached as Exhibit D(i) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

D(ii). Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of Commonwealth Japan Fund, and FCA Corp. is incorporated herein by reference and attached as Exhibit D(ii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

D(iii) Copy of Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of Commonwealth Global Fund, and FCA Corp. dated March 1, 2002 is incorporated herein by reference and attached as Exhibit D(iii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

E(i). General Distribution Agreement between Declaration Distributors, Inc. and the Fund dated October 7, 2000, is incorporated herein by reference and attached as Exhibit E(i) to Post-Effective Amendment No. 35 to Registration No. 33-6867.

E(ii) Amendment to Distribution Agreement between InCap Distributors, Inc. (formerly known as Declaration Distributors, Inc. and the Fund dated November 1, 2001 and filed on December 13, 2001 is incorporated herein by reference and attached as Exhibit E(ii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

F.        None

G. Copy of Custodian Agreement between Capstone International Series Trust and Fifth Third Bank is incorporated herein by reference and filed with Post-Effective Amendment No. 28 to Registration No. 33-6867.

H(i). Service Agreement between InCap Services Company (formerly known as Distribution Services Company) and the Fund dated October 7, 2000, is incorporated herein by reference and attached as Exhibit E(i) to Post-Effective Amendment No. 35 to Registration No. 33-6867.

H(ii) Amendment to Service Agreement between InCap Services Company (formerly known as Distribution Services Company) and the Fund dated November 1, 2002 and filed December 13, 2002 is incorporated herein by reference and attached as Exhibit H(ii) to Post-Effective Amendment No. 39 to Registration No. 33-6867.

I. Opinion of Rabil & Ropka, L.L.C. dated February 27, 2003, is attached hereto as Exhibit I(i)

J(i). Consent of Briggs, Bunting & Dougherty, LLP. dated February 28, 2003, is attached hereto as Exhibit J(i).

J(ii).    Power of  Attorney  of Jack H.  Ewing is  attached  hereto as  Exhibit
          J(ii).

J(iii).   Power of  Attorney of  Kathleen  Kelly is  attached  hereto as Exhibit
          J(iii).

J(iv).    Power of  Attorney of John  Akard,  Jr. is attached  hereto as Exhibit
          J(iv).

K. Copy of the Fund's most recent financial statements has been filed on January 21, 2003 in the Fund's Form N30d filing and is incorporated herein by reference.

L.        None

M(i) Distribution and Service Plan pursuant to Rule 12b-1 for Commonwealth Japan Fund is incorporated herein by reference and filed as Exhibit M(i) of Post-Effective Amendment No. 35 to Registration No. 33-6867.

M(ii) Distribution and Service Plan pursuant to Rule 12b-1 for Commonwealth Australia/New Zealand Fund is incorporated herein by reference and filed as Exhibit M(i) of Post-Effective Amendment No. 36 to Registration No. 33-6867.

M(iii) Distribution and Service Plan pursuant to Rule 12b-1 for Commonwealth Global Fund is incorporated herein by reference and filed as Exhibit M(iii) of Post-Effective Amendment No. 39 to Registration No. 33-6867..

N.        None

O.        Reserved

P(i). Code of Ethics, dated November 3, 2000, adopted by Commonwealth Japan Fund and pursuant to Rule 17j-1 is incorporated herein by reference and filed as Exhibit P(i) of Post-Effective Amendment No. 35.

P(ii). Code of Ethics, dated November 3, 2000, adopted by Commonwealth Australia/New Zealand Fund and pursuant to Rule 17j-1 is incorporated herein by reference and filed as Exhibit P(i) of Post-Effective Amendment No. 36.

P(iii). Code of Ethics, dated February 25, 2002, adopted by Commonwealth Global Fund and pursuant to Rule 17j-1 is incorporated herein by reference and filed as Exhibit P(iii) of Post-Effective Amendment No. 39 to Registration No. 33-6867..

Item 24.  Persons Controlled by or under Common Control with Registrant

     Registrant does not control and is not under common control with any person.

Item 25.  Indemnification

     The Declaration of Trust of the Registrant includes the following:

     Section 4.3. Mandatory Indemnification.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

     (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to an matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

     (A) By the court or other body approving the settlement or other disposition; or

     (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (2) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding."

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Declaration of Trust, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any trustee or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued there under.

Item 26.  Business and Other Connections of Investment Adviser

     The only activity of the Registrant's investment adviser, FCA Corp, prior to the date hereof has been that of investment adviser to pension and profit sharing plans, educational institutions, charitable institutions, individuals and corporations.

     Set forth below is a list of each officer and director of the Registrant's investment adviser, indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two years, for his own account or in the capacity of director, officer, partner or trustee.

                          Other Substantial
                          Position with                   Business, Profession,
    Name                  Investment Adviser              Vocation or Employment

Robert W. Scharar         President and Chairman
                          of FCA Corp.

Item 27.  Principal Underwriters

     (a) The principal underwriter of the Registrant, InCap Securities, Inc. 630-A Fitzwatertown Road, Willowgrove, PA 19090. Other funds which this distributor acts as principal underwriter, depositor or investment advisor are:
Quaker Investment Trust Funds, Amidex Funds, Meehan Focus Fund, The Community Reinvestment Act Qualified Investment Fund, Henssler Equity Fund and Declaration Fund.

     (b)

Name and Principal            Positions and Offices       Positions and Offices
Business Address              with Underwriter            with Registrant

David Ganley                  President, Treasurer &      Assistant Secretary
630-A Fitzwatertown Road      Director
Willowgrove, PA  19090

Kari L. Smith                 Secretary
630-A Fitzwatertown Road
Willowgrove, PA 19090

Michael B. Popovec            Assistant Treasurer
630-A Fitzwatertown Road
Willowgrove, PA 19090

----------------------
* 5847 San Felipe, Suite 4100, Houston, Texas 77057

     (c) None. This Distributor was appointed at the beginning of this fiscal year.

Item 28.  Location of Accounts and Records

     FCA Corp, the investment adviser of Commonwealth Australia/New Zealand Fund, 5847 San Felipe, Suite 850, Houston, Texas 77057; The Fifth Third Bank, the custodian of Commonwealth Australia/New Zealand Fund, 38 Fountain Square, Cincinnati, Ohio 45263, and InCap Distributors, Inc., 630-A Fitzwatertown Road, Willowgrove, PA 19090 maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated there under.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940, the Registrant represents that this Amendment satisfies the requirements for filing pursuant to paragraph (a) of Rule 485 under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, there unto duly authorized, in the City of Houston, and State of Texas on the 28h day of February, 2003.

                                        COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                     Registrant


                                        By: /s/Robert Scharar
                                            ------------------------
                                            Robert Scharar, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                        Title                        Date


/s/ Robert Scharar                President and Trustee        February 28, 2003
--------------------------        (Principal Executive
Robert Scharar                    Officer)


/s/ Terrence P. Smith             Secretary/Treasurer          February 28, 2003
--------------------------        (Principal Financial &
Terence P. Smith                  Accounting Officer)


* /s/ John Akard, Jr.             Trustee                      February 28, 2003
--------------------------
John Akard, Jr.


* ?s? Kathleen Kelly              Trustee                      February 28, 2003
--------------------------
Kathleen Kelly


* Jack Ewing                      Trustee                      February 28, 2003
--------------------------
Jack H. Ewing


* By: /s/ Robert Scharar
      --------------------
      Robert Scharar, President, Attorney-in-Fact

                                TABLE OF CONTENTS

                                    EXHIBITS

Opinion of Counsel                                                        I(i)

Consent of Auditors                                                       J(i)

Power of Attorney of Jack H. Ewing                                        J(ii)

Power of Attorney of Kathleen Kelly                                       J(iii)

Power of Attorney of John Akard, Jr.                                      J(iv)